Vision New York (Legacy), 485BPOS
Filed on April 27, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-4

File Nos. 333-143195; 811-05716
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 60	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 302	[X]
(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT C
(Exact Name of Registered Separate Account)
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Insurance Company)
1633 Broadway, 42nd Floor, New York, NY 10019

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(763) 582-6089
(Insurance Company’s Telephone Number, including Area Code)
Doug Hodgson, Senior Counsel, Associate General Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of each Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b)
X	on May 1, 2026 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial account standards provided pursuant to Section 7(a)(2)(B) of the Securities Act

X	Insurance Company relying on Rule 12h-7 under the Exchange Act
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A – PROSPECTUS
VisionTM New York VARIABLE ANNUITY CONTRACT issued on or prior to April 26, 2013
Issued by Allianz Life of NY Variable Account C and Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our)

THE CONTRACT IS NO LONGER OFFERED FOR SALE TO NEW INVESTORS.
We continue to administer the in force Contracts. In addition, if you have Investment Protector or a 403(b)
Contract, we no longer accept additional Purchase Payments.

The variable annuity described in this prospectus is an individual flexible purchase payment variable deferred annuity contract (Contract). This prospectus describes the Contract between you, the Owner, and Allianz Life of New York.
This prospectus describes two different versions of the Contract. “Version A” Contracts were issued on or prior to April 29, 2011. “Version B” Contracts were issued from May 2, 2011 through April 26, 2013. Version A Contracts and Version B Contracts were offered with different optional benefits. This prospectus also describes the four different Contract classes that we offered for Version A Contracts and Version B Contracts: “Base Option,” “Bonus Option,” “Short Withdrawal Charge Option,” and “No Withdrawal Charge Option.” If you did not elect the Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option when you purchased the Contract, you have a Base Option Contract. The classes have different fees and expenses (including withdrawal charges and annual charges) and may have different features.
Owners of Bonus Option Contracts will receive a 6% bonus on the money they put into the Contract. Bonus annuity contracts generally have higher charges than contracts without a bonus. The higher charges associated with a Bonus Option Contract may more than offset any bonus amounts.
The Contract is a complex investment and involves risks. You may lose money, including your principal investment and previous earnings.
The Contract allows you to allocate your Purchase Payments and any earnings among the Contract’s available Investment Options.
The Investment Options are available for allocation of Purchase Payments and any earnings. Each Investment Option’s performance is based on its corresponding underlying Fund in which the Investment Option invests. Each Investment Option is a subaccount of our Allianz Life of NY Variable Account C that invests exclusively in shares of a Fund. Allianz Life of NY Variable Account C is our registered separate account, and it is referred to in this prospectus as the “Separate Account”. For additional information about each of the Contract’s Investment Options, see Appendix A – Investment Options Available Under the Contract.
This Contract is not a short-term investment and is not appropriate if you need ready access to cash. Withdrawals could result in withdrawal charges, taxes, and tax penalties.
If you have a financial adviser and choose to pay their financial adviser fees from this Contract, the deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees are subject to withdrawal charges, will reduce and may even end the selected death benefit (either the standard Traditional Death Benefit, or optional Maximum Anniversary Death Benefit or Quarterly Value Death Benefit), and any other guaranteed benefits. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.
All obligations and guarantees under the Contract are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. This prospectus describes all material rights and obligations of purchasers under the Contract. This prospectus contains important information about the Contract and Allianz Life of New York that you ought to know before investing. This prospectus is offered only in New York. This prospectus is not an offer to sell the securities, and it is not soliciting an offer to buy the securities, in any state where offers or sales are not permitted. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
The Securities & Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at https://www.investor.gov.
Dated: May 1, 2026

VisionTM New York Variable Annuity Prospectus – May 1, 2026

VisionTM New York Variable Annuity Prospectus – May 1, 2026

VisionTM New York Variable Annuity Prospectus – May 1, 2026

VisionTM New York Variable Annuity Prospectus – May 1, 2026

TABLE OF CONTENTS
Closed Investment Options	140
Appendix I – Financial Intermediary Variations	141
For Service or More Information	142
Our Service Center	142

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus Benefit.
8% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus 8 Benefit.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Additional Required Benefit – an additional optional benefit you may have been required to elect if you elected the Maximum Anniversary Death Benefit. Additional Required Benefits include one of the Lifetime Benefits, Target Date Benefits, Income Focus, Investment Protector, or Income Protector.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. If selected after issue, it was initially equal to Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries this value is reset to equal the current Contract Value if greater, and we apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase under Income Protector. This prospectus includes historical Annual Increase Percentage rates for all versions of Income Protector.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Base Option – if you did not elect the Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option when you purchased the Contract, you have a Base Option Contract.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary under Income Protector or Income Focus.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment under Income Protector or under the Lifetime Benefits.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector or the Lifetime Benefits,  or Income Focus Payments under Income Focus.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary under Income Protector, the Lifetime Benefits,  or Income Focus.
Bonus Option – a Contract class that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81. A Bonus Option Contract has a higher mortality and expense risk (M&E) charge and a higher and longer withdrawal charge schedule compared to other Contract classes. The higher charges associated with a Bonus Option Contract may more than offset any bonus amounts.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge, and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. The Contract Value includes any applicable bonus.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under Income Protector or the Lifetime Benefits, or Income Focus Payments under Income Focus. There are restrictions on who can become a Covered Person.
Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the Lifetime Benefits,  this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.
Cumulative Withdrawal Benefit – a benefit under the Lifetime Benefits that allows you to control the amount of Lifetime Plus Payments you receive.
Cumulative Withdrawal Value – under the Lifetime Benefits,  if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.
Earliest Anniversary – the earliest available initial Target Value Date that you can select under Investment Protector. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. This prospectus also includes historical Earliest Anniversary rates for all versions of Investment Protector.
Excess Withdrawal – if you have Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the Lifetime Benefits,  an Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Fund(s) – the underlying fund in which an Investment Option invests.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date under Investment Protector. This prospectus includes historical Future Anniversary rates for all versions of Investment Protector.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value under Investment Protector. This prospectus includes historical Guarantee Percentage rates for all versions of Investment Protector.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase for Income Protector. This prospectus includes historical Guarantee Years for all versions of Income Protector.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates. The earliest available Income Date is 13 months after the Issue Date, and the latest possible Income Date can occur as late as age 100.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Income Focus – an optional benefit that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the guaranteed lifetime income payment we make to you under Income Focus. The annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages.
Income Protector – an optional benefit that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person is at least age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector.
Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment under Income Focus. We establish a separate Income Value Percentage for each Income Value. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase under Income Protector. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals. If selected after issue, it was initially equal to Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the subaccounts of the Separate Account and the variable investment options available under the Contract. Each Investment Option invests exclusively in the shares of its corresponding underlying Fund.
Investment Protector – an optional benefit that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Lifetime Plus Benefit, Lifetime Plus 8 Benefit – optional Lifetime Benefits that have an additional M&E charge and were intended to provide a payment stream for life in the form of partial withdrawals.
Lifetime Plus Payment – the guaranteed lifetime income payment we make to you based on the Benefit Base under Income Protector, or the Lifetime Benefits.
Maximum Anniversary Death Benefit – an optional benefit that has an additional M&E charge and was intended to provide an increased death benefit. The benefit version 2 and version 3 also required selection of an Additional Required Benefit.
Maximum Anniversary Value – the highest Contract Value on any Contract Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine the Maximum Anniversary Death Benefits.
Non-Qualified Contract – a Contract that is not a Qualified Contract.
No Withdrawal Charge Option – a Contract class that has a higher M&E charge, but no withdrawal charges.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment under Income Protector. This prospectus also includes historical Payment Percentages tables for all versions of Income Protector.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Performance Increase – a 1% annual increase to each Income Value Percentage under Income Focus if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract that qualifies for special tax treatment under sections of the Internal Revenue Code (Code).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base and the Quarterly Value Death Benefit.
Quarterly Value Death Benefit – an optional benefit that has an additional M&E charge and was intended to provide an increased death benefit.
Rider Anniversary – a period of twelve months beginning on the Rider Effective Date or any subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you have Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Separate Account – Allianz Life of NY Variable Account C is a separate investment account of Allianz Life of New York. The variable investment portion of the Contract was issued through the Separate Account. The Separate Account is divided into subaccounts, each of which is a variable investment option under one or more variable annuity contracts that we issue through the Separate Account. The subaccounts available under this Contract are the Investment Options, each of which invests exclusively in shares of its corresponding underlying Fund. The Separate Account is registered with the SEC as a unit investment trust, and may be referred to as the Registered Separate Account.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Short Withdrawal Charge Option – A Contract class that has a higher M&E charge, but a shortened withdrawal charge period of four years.
Target Date Benefit – an optional benefit that has an additional rider M&E charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Target Value – the amount we guarantee will be available to you on the last Business Day before each Target Value Date under the Target Date Benefits, and under Investment Protector. If you have a Target Date Benefit the Target Value is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals. If you selected Investment Protector at issue, it is the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the total Purchase Payments adjusted for withdrawals. If you selected Investment Protector after issue, it is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the Contract Value at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments.
Target Value Date – on the last Business Day before each Target Value Date we guarantee your Contract Value cannot be less than the Target Value under the Target Date Benefits, and under Investment Protector.
Total Income Value – the sum of all your individual Income Value(s) under Income Focus. We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the standard death benefit provided by the Contract that is equal to the greater of Contract Value or the Traditional Death Benefit Value.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Overview of the Contract
What Is the Purpose of the Contract?
The Contract is designed for retirement planning purposes. Under the Contract, you make one or more Purchase Payments to us, and the money is invested in the Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to receive a guaranteed stream of income under your Contract, you can annuitize your accumulated assets and begin receiving payments (Annuity Payments) from us based on the payout option you select (Annuity Options). The Contract includes a death benefit (either the standard Traditional Death Benefit, or the optional Maximum Anniversary Death Benefit or Quarterly Value Death Benefit for an additional M&E charge) that helps financially protect your beneficiaries, and offered living benefits that may help you achieve your financial goals.
This Contract may be appropriate for you if you have a long investment time horizon and your financial goals are consistent with the terms and conditions of the Contract. It is not designed for people who intend to make early or frequent withdrawals due to their liquidity needs, or for people who intend to frequently trade in the Contract’s Investment Options.
What Are the Phases of the Contract?
The Contract has two phases: (1) an Accumulation Phase, and (2) an Annuity Phase.
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Accumulation Phase. The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date (the date we issue the Contract). During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral may not be available for certain non-individually owned contracts. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.
Each Investment Option invests in an underlying fund, which has its own investment objective, strategies, and risks. Amounts allocated to the Investment Options are subject to Fund fees and expenses, and Fund performance (which can be negative). Please see Appendix A for more information about each Investment Option available under the Contract.
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Annuity Phase. If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase, we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on the Contract Value less the final rider charge (if applicable) and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies.  The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option.
If the Income Date occurs after guaranteed lifetime payments begin under a guaranteed lifetime income benefit (Lifetime Plus Payments under Income Protector or a Lifetime Benefit,, or Income Focus Payments or Income Focus), and these lifetime payments are greater than the Annuity Payments as calculated for certain Annuity Options, you can elect to convert these payments to Annuity Payments.
During the Annuity Phase, you will receive a stream of regular income. Upon a Full Annuitization you will be unable to take withdrawals upon demand, the death benefit you selected ends, and no amounts will be payable upon death during the Annuity Phase unless your Annuity Option provides otherwise. If you have a living benefit it will also end upon a Full Annuitization.
What Are the Contract’s Primary Features?
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Contract Versions. We sold two different versions of the Contract: “Version A” and “Version B.” Version A Contracts were issued on or prior to April 29, 2011. Version B Contracts were issued from May 2, 2011 through April 26, 2013. Version A Contracts and Version B Contracts were offered with different optional benefits.
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Contract Classes. We sold four different Contract classes for Version A and/or Version B Contracts: “Base Option,” “Bonus Option,” “Short Withdrawal Charge Option,” and “No Withdrawal Charge Option.” If you did not elect the Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option when you purchased your Contract, you have a Base Option Contract. The classes have different fees and expenses (including withdrawal charges and annual charges) and may have different features.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

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Accessing Your Money. During the Accumulation Phase, you can surrender (take a full withdrawal) the Contract or take partial withdrawals. Withdrawals are subject to any withdrawal charges, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
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Additional Purchase Payments. Subject to the limitations described in this prospectus, we continue to accept additional Purchase Payments under the Contracts during the Accumulation Phase before lifetime payments begin if you have Income Protector, a Lifetime Benefit, or Income Focus. However, we do not accept additional Purchase Payments if you have Investment Protector or a 403(b) Contract.
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Optional Living Benefits. We offered multiple optional living benefits under the Contracts, each for an additional charge, including guaranteed lifetime income benefits (Income Protector, Income Focus, and Lifetime Benefits) and guaranteed accumulation benefits (Investment Protector and Target Date Benefits). The optional living benefits are no longer offered.
If you elected the Maximum Anniversary Death Benefit version 2 or version 3, you were required to elect one of the Contract’s optional living benefits (an Additional Required Benefit). If you have Maximum Anniversary Death Benefit version 3 and remove the Additional Required Benefit, you will forfeit future opportunities to lock-in annual investment gains and we no longer assess the additional M&E charge for the Maximum Anniversary Death Benefit. This may result in the Contract Value being greater than the guaranteed value provided by the Maximum Anniversary Death Benefit version 3, and if it does, you will have paid for a benefit you never received. If you purchased a No Withdrawal Charge Option Contact, you were originally required to elect an Additional Required Benefit. This requirement no longer applies. You can either retain or remove the previously selected Additional Required Benefit from your Contract. You should consult with a Financial Professional before deciding whether to remove an Additional Required Benefit from your Contract.
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Bonuses on Purchase Payments (Bonus Option Contracts Only). Under a Bonus Option Contract, there is a 6% bonus on Purchase Payments received before age 81. A Bonus Option Contract has a higher M&E charge and withdrawal charge compared to other Contract classes. The higher charges associated with a Bonus Option Contract may more than offset any bonus amounts, especially during periods of poor Fund performance for your selected Investment Options. Bonuses are included in Contract Value and in the calculation of death and living benefits, except that bonus amounts are not included with Purchase Payments when calculating guaranteed benefit values such as the guaranteed death benefit value, Benefit Base, Income Values, or Target Value.
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Death Benefits. The Contract includes for no additional charge a standard death benefit (the Traditional Death Benefit). At the time of purchase, you could instead have selected the optional death benefit (either the Quarterly Value Death Benefit or the Maximum Anniversary Death Benefit, if available) to replace the standard death benefit for an additional M&E charge. Each of these death benefits is the greater of Contract Value, or the guaranteed death benefit value. The guaranteed death benefit value is based on: Purchase Payments for the Traditional Death Benefit, lock ins of any quarterly investment gains for the Quarterly Value Death Benefit, and lock ins of any annual investment gains the Maximum Anniversary Death Benefit. The Quarterly Value Death Benefit and Maximum Anniversary Death Benefit potentially provide a death benefit greater than the Traditional Death Benefit. The Quarterly Value Death Benefit or Maximum Anniversary Death Benefit cannot be less than the Traditional Death Benefit, but they can be equal. We offered three different versions of the Maximum Anniversary Death Benefit as described in section 12, Death Benefit.
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Other Features and Services. Certain additional features and services related to the Contract are summarized below. There are no additional charges associated with these features or services unless otherwise indicated. Not all features and services may be available with your Contract.
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Automatic Investment Plan (AIP). Allows you to make automatic Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking, or brokerage account. AIP is not available if you have Investment Protector, a 403(b) Contract, or a Qualified Contract purchased through a qualified plan.
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Flexible Rebalancing Program. Provides for automatic, periodic transfers among the Investment Options to help you maintain your selected allocation percentages among the Investment Options. This program is not available if you have Income Protector, Income Focus, Investment Protector, a Lifetime Benefit, or a Target Date Benefit.
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Automatic Withdrawal Programs. The systematic withdrawal program allows you to make automatic withdrawals from your Contract. During the withdrawal charge period, systematic withdrawals are subject to ordinary income taxes, may be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2, and, for amounts in excess of the free withdrawal privilege, are subject to a withdrawal charge. The systematic withdrawal program is not available while you are receiving required minimum distribution (RMD) payments, Lifetime Plus Payments, or Income Focus Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

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Withdrawal Charge Waivers. If you have a Base Option, Bonus Option, or Short Withdrawal Charge Option Contract you are subject to a withdrawal charge. However, the Contract includes multiple withdrawal charge waivers. Under the free withdrawal privilege, you may withdraw up to 12% of your total Purchase Payments each Contract Year during the Accumulation Phase without incurring a withdrawal charge. The free withdrawal privilege is not available upon a full withdrawal or while you are receiving Lifetime Plus Payments or Income Focus Payments. We do not apply a withdrawal charge to deductions we make for Contract fees or expenses. The waiver of withdrawal charge benefit allows you to take a withdrawal after the first Contract Year without incurring a withdrawal charge if you are confined to a skilled nursing facility or hospital for a period of at least 90 consecutive days. Also, if you own an IRA or Simplified Employee Pension (SEP) IRA, RMD payments you take under our minimum distribution program are not subject to a withdrawal charge. The minimum distribution program is not available while you are receiving systematic withdrawals, or if you have a 403(b) Contract or a Qualified Contract purchased through a qualified plan. Withdrawals under these waivers may still be subject to income taxes, may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2, and may reduce Contract benefits (perhaps significantly and by more than the amount withdrawn).
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Financial Adviser Fees. If you have a financial adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your Financial Professional or Financial Professional’s firm as instructed. The deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees are subject to a withdrawal charge, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. These withdrawals will reduce the Contract Value, guaranteed death benefit value, and any other guaranteed benefits (perhaps significantly and by more than the amount withdrawn). See section 1, The Variable Annuity Contract – Financial Adviser Fees for additional information. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Prospectus Location
Are There Charges or Adjustments for Early Withdrawals?
Yes, your Contract may be subject to withdrawal charges that differ depending on the
Contract class you have (Base Option, Bonus Option, Short Withdrawal Charge Option, or
No Withdrawal Charge Option).

• Base Option. If you withdraw money from the Contract within 7 years of your last
Purchase Payment, you will be assessed a withdrawal charge of up to 8.5% of the
Purchase Payment withdrawn, declining to 0% over that time period.
• Bonus Option. If you withdraw money from the Contract within 9 years of your last
Purchase Payment, you will be assessed a withdrawal charge of up to 8.5% of the
Purchase Payment withdrawn, declining to 0% over that time period.
• Short Withdrawal Charge Option. If you withdraw money from the Contract within 4 years of your last Purchase Payment, you will be assessed a withdrawal charge of up to
8.5% of the Purchase Payment withdrawn, declining to 0% over that time period.
• No Withdrawal Charge Option. No withdrawal charge.

For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,500 if you have a Base Option, Bonus Option, or Short Withdrawal Charge Option Contract. No withdrawal charges would apply to a No
Withdrawal Charge Option Contract. The potential for loss on an early withdrawal could be greater due to taxes or tax penalties.
				Fee Tables 6. Expenses – Withdrawal Charge
Are There Transaction Charges?
Yes, in addition to withdrawal charges (if any), you may also be charged for other Contract transactions. We will charge you a fee of $25 per transfer after you exceed 12 transfers between Investment Options (the variable investments available to you) in a Contract Year.
				Fee Tables 6. Expenses – Transfer Fee
Are There Ongoing Fees and Expenses?
Yes, there are ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any adviser fees paid to an investment adviser from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				Fee Tables 6. Expenses Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by Contract class)	1.41%	1.91%
	Investment Options(2) (Fund fees and expenses)	0.50%	3.38%
	Optional Benefits Available for an Additional Charge (for a single optional benefit, if elected)	0.30%(3)	2.75%(4)
	(1) As a percentage of each Investment Option’s average net assets, plus an amount attributable to the contract maintenance charge.
	(2) As a percentage of a Fund’s average daily net assets.
	(3) As a percentage of each Investment Option’s average net assets. This is the lowest current charge for an optional benefit (the Maximum Anniversary Death Benefit or Quarterly Value Death Benefit).
	(4) As a percentage of the Benefit Base. This is the highest current charge for an optional benefit (Income Protector – joint payments).

VisionTM New York Variable Annuity Prospectus – May 1, 2026

	FEES, EXPENSES, AND ADJUSTMENTS		Prospectus Location

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,748	Highest Annual Cost $6,995

Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
classes and Fund fees and expenses
●No optional benefits
●No bonuses
●No additional Purchase Payments,
transfers, or withdrawals
●No adviser fees

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Contract
classes, optional benefits, and Fund fees
and expenses
●No bonuses
●No additional Purchase Payments,
transfers, or withdrawals
●No adviser fees

RISKS
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing In the Contract
Is this a Short-Term Investment?
No, this Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• If you take a full or partial withdrawal within seven years after we receive a Purchase
Payment if you have the Base Option Contract (or within nine years for a Bonus Option
Contract, or within four years for a Short Withdrawal Charge Option Contract), withdrawal charges will apply. Withdrawal charges do not apply to a No Withdrawal Charge Option
Contract. A withdrawal charge will reduce your Contract Value or the amount of money that you actually receive. Withdrawals under any Contract may reduce or end Contract guarantees.
• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• Considering the benefits of tax deferral, long-term income, and living benefit guarantees the Contract is generally more beneficial to investors with a long investment time horizon.
Principal Risks of Investing In the Contract 5. Valuing Your Contract 6. Expenses
What Are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the
Contract.
• Each Investment Option has its own unique risks.
• You should review each Fund's prospectus and disclosures, including risk factors, before making an investment decision.
Principal Risks of Investing In the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength. More information about
Allianz Life of New York, including our financial strength ratings, is available upon request by visiting https://www.allianzlife.com/new-york/about/why-allianz-life-of-ny, or contacting us at (800) 624-0197.
Principal Risks of Investing In the Contract

VisionTM New York Variable Annuity Prospectus – May 1, 2026

	RESTRICTIONS	Prospectus Location
Are There Restrictions on the Investment Options?
Yes, there are limits on the Investment Options.
• Certain Investment Options may not be available under your Contract.
• We currently allow you to invest in no more than 15 Investment Options at any one time.
We may change this maximum in the future, but it will not be less than 5 Investment
Options.
• The first 12 transfers between Investment Options every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. Your transfers between the
Investment Options are also subject to policies designed to deter excessively frequent transfers and market timing. The minimum transfer is $1,000, or the entire Investment
Option amount if less. These transfer restrictions do not apply to the Contract's automatic transfer programs.
• We reserve the right to remove or substitute the Fund in which an Investment Option invests.
• We do not accept additional Purchase Payments:
– if you have Investment Protector or a 403(b) Contract,
– on or after the Benefit Date if you have Income Protector, Income Focus, or a Lifetime
Benefit, or
– on or after the Income Date if you take a Full Annuitization.
• We also restrict additional Purchase Payments during the Accumulation Phase if you have Income Protector or Income Focus. Each Rider Year, you cannot add more than your initial amount (i.e., the total of all Purchase Payments received before the first
Quarterly Contract Anniversary of the first Contract Year) without our prior approval.

Overview of the
Contract

Principal Risks of
Investing In the
Contract

3. Purchase
Payments –
Purchase
Payment
Requirements

4. The Investment
Options'
Underlying Funds

5. Valuing Your
Contract

Appendix A –
Investment
Options Available
Under the
Contract

Are There any Restrictions on Contract Benefits?
Yes, there are restrictions on Contract benefits.
• Optional benefits may further limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future.
• Optional benefits may be modified or terminated under certain circumstances.
• Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could end the benefit. Withdrawals that reduce both the Contract Value and the guaranteed value (either the Traditional Death Benefit Value if you have the
Traditional Death Benefit, the Maximum Anniversary Value if you have the Maximum
Anniversary Death Benefit, or the Quarterly Anniversary Value if you have the Quarterly
Value Death Benefit) to zero will end your selected death benefit.
• For Bonus Option Contracts bonuses are included in Contract Value and in the calculation of death and living benefits, except that bonus amounts are not considered part of
Purchase Payments when calculating benefits.
• The deduction of financial adviser fees is in addition to this Contract's fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees are subject to withdrawal charges, will reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values proportionately by the percentage of Contract Value withdrawn (perhaps significantly and by more than the amount withdrawn).
9. Benefits Available Under the Contract 12. Death Benefit Appendix B – Investment Restrictions for Optional Benefits

VisionTM New York Variable Annuity Prospectus – May 1, 2026

	TAXES	Prospectus Location
What Are the Contract’s Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.
• If you purchased the Contract through a tax-qualified plan, 403(b), as an individual retirement annuity, or through a custodial individual retirement account, you do not get any additional tax benefit under the Contract.
• Generally, earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
13. Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with
Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
6. Expenses – Commissions Paid to Dealers
Should I Exchange My Contract?
Whether to exchange your existing Contract for a new contract is a decision that each investor should make based on their personal circumstances and financial objectives.
However, in making this decision you should be aware that some Financial Professionals may have a financial incentive to offer you a new contract in place of one you already own.
You should only exchange your Contract if you determine, after comparing the features, risks, and fees of both contracts, including any fees or penalties to terminate your existing
Contract, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
14. Other Information – Distribution

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. The fees and expenses reported here are the same for Version A and Version B Contracts. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Withdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Option	Bonus Option	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(3)	$25
(for each transfer after twelve in a Contract Year)
(1)
The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 7, Access to Your Money – Free Withdrawal Privilege.
(2)
The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 6, Expenses – Withdrawal Charge.
(3)
We count all transfers made in the same Business Day as one transfer, as discussed in section 6, Expenses – Transfer Fee. Transfers are subject to the policies discussed in section 4, The Investment Options’ Underlying Funds – Excessive Trading and Market Timing.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you purchased an optional benefit, you pay additional charges, as shown below.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$30
Base Contract Expenses (or M&E charge) (as a percentage of each Investment Option’s average net assets)(2)
Base Option	1.40%
Bonus Option	1.90%
Short Withdrawal Charge Option	1.65%
No Withdrawal Charge Option	1.75%
Optional Benefit Expenses
Optional Death Benefit
Quarterly Value Death Benefit (as a percentage of each Investment Option’s average net assets)(2)	0.30%
Maximum Anniversary Death Benefit (as a percentage of each Investment Option’s average net assets)(2)	0.30%
Optional Living Benefits
Income Protector(3) (as a percentage of the Benefit Base)	single payments – 2.50% joint payments – 2.75%
Income Focus(3) (as a percentage of the Total Income Value)	single payments – 2.75% joint payments – 2.95%
Lifetime Plus Benefit(3) (as a percentage of each Investment Option’s average net assets)(2)	single payments – 1.50% joint payments – 1.65%
Lifetime Plus 8 Benefit(3,4) (as a percentage of each Investment Option’s average net assets)(2)	single payments – 1.60% joint payments – 1.75%
Investment Protector(3) (as a percentage of the Target Value)	2.50%
Target Date Retirement Benefit (as a percentage of each Investment Option’s average net assets)(2)	0.40%
Target Date 10 Benefit (as a percentage of each Investment Option’s average net assets)(2)	0.55%
(1)
Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. See section 6, Expenses – Contract Maintenance Charge.
(2)
Referred to as “a percentage of each Investment Option’s net asset value” in the Contract.
(3)
This table shows the maximum charge for the optional living benefit. The current charge is lower than the maximum charge as described later in this prospectus.
(4)
Under Lifetime Plus 8 Benefit version 1, on the Benefit Date the charge reduces 0.10%.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. More information about the Funds, including their annual expenses, may be found in Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.50%	3.38%
Example
This Example is intended to help you compare the cost of investing in the Investment Options with the cost of investing in other annuity contracts that offer investment options. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

The Example assumes all Contract Value is allocated to the Investment Options. The Example does not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, costs would be higher.
The Example assumes that you invest $100,000 in the Investment Options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and that you elected both the Maximum Anniversary Death Benefit and Income Protector with joint payments for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)
If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.
	1 Year	3 Years	5 Years	10 Years
Base Option	$15,389	$30,180	$43,956	$79,762
Bonus Option	$16,195	$33,730	$49,928	$86,930
Short Withdrawal Charge Option	$15,620	$29,055	$40,514	$81,175
No Withdrawal Charge Option	$8,233	$24,467	$40,892	$81,727
(2)
If you fully annuitize your Contract at the end of the applicable time period.
	1 Year	3 Years	5 Years	10 Years
Base Option	N/A*	$23,550	$39,526	$79,732
Bonus Option	N/A*	$26,250	$43,738	$86,900
Short Withdrawal Charge Option	N/A*	$24,185	$40,484	$81,145
No Withdrawal Charge Option	N/A*	$24,437	$40,862	$81,697
*
The earliest available Income Date is 13 months after the Issue Date.
(3)
If you do not surrender your Contract.
	1 Year	3 Years	5 Years	10 Years
Base Option	$7,909	$23,580	$39,556	$79,762
Bonus Option	$8,715	$26,250	$43,768	$86,930
Short Withdrawal Charge Option	$8,140	$24,215	$40,514	$81,175
No Withdrawal Charge Option	$8,233	$24,467	$40,892	$81,727

Principal Risks of Investing In the Contract
Investment Options Risk and Risk of Loss. Contract Value allocated to each Investment Option will vary based on the investment experience of its corresponding underlying Fund in which the Investment Option invests. The Investment Options are subject to the risk of poor investment performance and do not provide any protection against loss of principal. As such, you can lose principal and previous earnings. This includes the risk of losing the entire amount invested. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency.
Generally, if the Investment Options you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Investment Option has its own investment risks, and you are exposed to those investment risks when you select that Investment Option. You should read the prospectuses for the Investment Options’ underlying Funds for descriptions of those investment risks. The Company does not guarantee the performance of the Investment Options; you assume the risk of poor investment performance.
Short-Term Investment Risk. The Contract is not designed for short-term investing or for an investor who needs ready access to cash. Withdrawal charges may apply to withdrawals unless you purchased a No Withdrawal Charge Option Contract. Withdrawals are also subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2. Considering the benefits of tax deferral, long-term income, and living benefit guarantees, the Contract is generally more beneficial to investors with a long investment time horizon.
Early Withdrawal and Liquidity Risk. You should carefully consider the risks associated with withdrawals under the Contract (including a full withdrawal). Unless you purchased a No Withdrawal Charge Option Contract, withdrawals are subject to significant withdrawal charges. Withdrawals are subject to income taxes, and may also be subject to a 10%

VisionTM New York Variable Annuity Prospectus – May 1, 2026

additional federal tax for amounts withdrawn before age 59  1∕2. A full withdrawal will end the Contract and all of its benefits. Partial withdrawals may significantly reduce the value of the standard death benefit. In addition, a partial withdrawal may significantly reduce the value of an optional living benefit or optional death benefit that you have elected, including by an amount greater than the amount withdrawn, and could result in termination of the benefit. If you take automatic withdrawals under your Contract, you may be repeatedly exposed to the risks associated with partial withdrawals. You cannot make withdrawals from the Contract after Full Annuitization. A Full Annuitization is the application of the total Contract Value to Annuity Payments.
Investment Restrictions Risk. If you have an optional living benefit, you are subject to investment restrictions that limit or restrict the Investment Options that you may select under the Contract. We put these restrictions in place to support the optional living benefits’ guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and your guaranteed benefits. You should consult with your Financial Professional to determine whether an optional benefit’s investment restrictions are consistent with your financial goals.
Managed Volatility Investment Option Risk. As described in more detail in the Investment Options’ underlying Funds’ prospectuses, certain Investment Options (including certain Investment Options that are affiliated with us) employ a managed volatility strategy that is intended to reduce the Investment Option’s overall volatility and downside risk. An Investment Option’s managed volatility strategy can negatively impact the value of your Contract and its benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Investment Option without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. Investment Options that employ a managed volatility strategy are identified in Appendix A – Investment Options Available Under the Contract.
Benefit Selection Risk. The optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you did not elect the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and any optional benefits that are more suited to you are unavailable under the Contract. You may not be able to remove an optional benefit that you elected without fully surrendering or annuitizing the Contract. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depends never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that the financial return of an optional benefit, if any, will be less than the amount you paid for the benefit. Lastly, for Contracts with Income Protector, Income Focus, or a Lifetime Benefit, Excess Withdrawals may significantly reduce or end the benefit.
Additional Required Benefit Risk. If you purchased a No Withdrawal Charge Option Contract, you were originally required to elect an optional living benefit (an Additional Required Benefit). This requirement no longer applies. You can either retain or remove the previously selected Additional Required Benefit from your Contract.
If you elected the Maximum Anniversary Death Benefit version 3, you were required to elect an Additional Required Benefit with the Maximum Anniversary Death Benefit. If you remove the Additional Required Benefit, you keep any prior lock-ins under the Maximum Anniversary Death Benefit version 3, but you will not receive any future lock-ins and we no longer assess the additional M&E charge for the Maximum Anniversary Death Benefit.
If you elected the Maximum Anniversary Death Benefit version 2, you were required to elect an Additional Required Benefit with the Maximum Anniversary Death Benefit. If you remove the Additional Required Benefit, you can continue to receive lock-ins under the Maximum Anniversary Death Benefit version 2, and we continue to assess the additional M&E charge for the Maximum Anniversary Death Benefit.
The Additional Required Benefits provide either guaranteed lifetime income (Income Protector, Lifetime Benefits, and Income Focus) or an accumulation guarantee (Investment Protector and Target Date Benefits), but these benefits also have an additional charge and restrict Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit’s guaranteed income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.
Purchase Payment Restriction Risk. There is no guarantee that you will always be permitted to make Purchase Payments under your Contract. We do not accept additional Purchase Payments if you have Investment Protector or a 403(b) Contract. If you have Income Protector, a Lifetime Benefit, or Income Focus, additional Purchase Payments may be restricted or prohibited by the terms of your benefit. In all cases, the maximum total Purchase Payments we accept without

VisionTM New York Variable Annuity Prospectus – May 1, 2026

our prior approval is $1 million. To the extent that you are prohibited from making additional Purchase Payments, you will lose the ability to increase the value of your Contract and your guaranteed benefits (including the Traditional Death Benefit Value under the standard death benefit) through Purchase Payments.
Bonus Option Risk. Under a Bonus Option Contract, with respect to death and living benefit guarantees, we include the bonus in any part of a guaranteed value based on Contract Value. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. No bonuses apply to Purchase Payments received after age 81. Bonus Option Contracts carry a higher M&E charge and are subject to a higher and longer withdrawal charge schedule than other Contract classes. These higher charges may more than offset any bonuses on Purchase Payments.
Financial Adviser Fee Risk. If you have a financial adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your Financial Professional or Financial Professional’s firm as instructed. Once authorized by you, the Financial Professional or Financial Professional’s firm requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees are subject to withdrawal charges, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. These withdrawals will reduce Contract benefits (perhaps significantly and by more than the amount withdrawn). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.
Transfer Risk. The Contract includes restrictions that may limit your ability to transfer Contract Value between Investment Options. Transfer restrictions may hinder your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances.
Investment Option Removal or Substitution Risk. We reserve the right to add or remove Investment Options or to substitute the Funds in which the Investment Options invest, for any reason in our sole discretion, subject to applicable law. For additional information regarding substitutions, see the discussion in section 4, The Investment Options’ Underlying Funds – Substitution and Limitation on Further Investments.
Financial Strength and Claims-Paying Ability Risk. All payments and financial guarantees under the Contract are subject to our financial strength and claims-paying ability. We use our general account assets to support our financial guarantees under the Contract other than those funded by the Separate Account (Allianz Life of NY Variable Account C). All guaranteed death and living benefits that are greater than your Contract Value, all bonuses under Bonus Option Contracts, and all fixed Annuity Payments are supported by our general account. Our general account assets are subject to claims by our creditors. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cybersecurity Risks. Our business relies on technology systems and networks, including systems and networks managed by third parties to process, transmit and store information; perform transactions related to the Contract; and conduct other business activities. Maintaining the integrity of our systems is critical to our business operations and to the protection of our clients’ personal information. Any cybersecurity breaches or interference that may in the future occur could have a material adverse impact on our business operations and our financial condition.
Publicly-reported cybersecurity threats and incidents have dramatically increased in recent years, and financial services companies and their third-party service providers are increasingly the targets of cyberattacks. We have implemented and maintain security measures designed to protect against breaches of security and other interference with systems and networks, and require third party vendors to meet certain information security standards; however, we cannot ensure that our systems and networks will not be subject to breaches or interference, or that we will always be able to readily detect a cybersecurity incident. Any such event may result in operational disruptions as well as unauthorized access to or the disclosure or loss of our proprietary information or our clients’ personal information. Any such event may interfere with, impede or cause delays in our calculation of values, processing of transactions and making of payments under the Contract. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. We cannot be certain that advances in criminal capabilities, discovery of new vulnerabilities, attempts to exploit vulnerabilities in our systems, data thefts, physical system or network break-ins or inappropriate access, or other developments will not compromise or breach the technology or other security measures protecting our networks and systems used in connection with our products and services.
Natural or Man-made Disasters. The occurrence of natural or man-made disasters (e.g., extreme weather events, acts of terrorism, public health crises, industrial accidents, blackouts, military actions) could adversely affect our business operations, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval

VisionTM New York Variable Annuity Prospectus – May 1, 2026

systems or destroy data. Such disasters may damage our facilities, preventing our employees from performing their roles, otherwise disturbing our ordinary business operations, and impacting claims processing. We rely on certain third-parties to provide certain services important to our business operations. While we monitor the business continuity planning of such third-parties, successful implementation and execution of their business continuity plans are largely outside of our control. Weaknesses or failures within a vendor’s business continuity plan in light of a natural or man-made disaster could materially disrupt our business operations.

The Insurance Company, Separate Account, and General Account
The Insurance Company – Allianz Life of New York
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is 1633 Broadway, 42nd Floor, New York, NY 10019-7585. We are a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a wholly owned subsidiary of Allianz Europe, B.V., which in turn is a wholly owned subsidiary of Allianz SE, which is registered in Munich, Germany. We currently offer registered index-linked annuities. We are licensed to do direct business in 6 states (including New York) and the District of Columbia. We are obligated to pay all amounts promised to investors under the Contracts, subject to our financial strength and claims-paying ability.
The Registered Separate Account
We established Allianz Life of NY Variable Account C (the Separate Account) as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the Funds’ shares that have been purchased with Contract assets. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which is a variable investment option under one or more variable annuity contracts that we issue through the Separate Account. The subaccounts currently available under this Contract are the Investment Options, each of which invests exclusively in shares of its corresponding underlying Fund.
We own the assets of the Separate Account. Income, gains, and losses credited to, or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of our other assets. The assets of the Separate Account may not be used to pay any liabilities of Allianz Life of New York other than those arising from the variable investment portion of the Contracts and other variable annuity contracts supported by the Separate Account.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and expenses.
Our General Account
Our general account holds all our assets other than assets in our separate accounts. We own our general account assets, and, subject to applicable law, have sole investment discretion over them. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. We have not registered our general account as an investment company under the Investment Company Act of 1940.
Our general account assets fund guarantees provided in the Contracts, including all bonuses under Bonus Option Contracts, and obligations associated with the living benefits and the death benefit. Contract Value that you apply to fixed Annuity Payments becomes part of our general account.
Status Pursuant to Securities Exchange Act of 1934
Allianz Life of New York hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

1. The Variable Annuity Contract
The Contract is no longer offered for sale, but we continue to accept additional Purchase Payments subject to the limitations described in this prospectus. However, if you have Investment Protector or a 403(b) Contract, we no longer accept additional Purchase Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life of New York). We do not make any changes to your Contract without your permission except as may be required by law.
SUMMARY OF CONTRACT VERSIONS, CONTRACT CLASSES, AND OPTIONAL BENEFITS THAT WERE OFFERED
This prospectus also describes the four different Contract classes that we offered for Version A and/or Version B Contracts:
●
The Base Option was available on Version A Contracts from October 1, 2007 through April 29, 2011, and Version B Contracts from May 2, 2011 through April 26, 2013. If you did not select the Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option when you purchased the Contract, you have a Base Option Contract.
●
The Bonus Option was available on Version A Contracts from October 1, 2007 through April 29, 2011, and Version B Contracts from May 2, 2011 through April 26, 2013. Under a Bonus Option Contract, there is a 6% bonus on Purchase Payments received before age 81.
●
The Short Withdrawal Charge Option was available on Version A Contracts issued from October 1, 2007 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through July 23, 2012. The Short Withdrawal Charge Option has a shortened withdrawal charge period of four years.
●
The No Withdrawal Charge Option was available on Version A Contracts issued from May 1, 2008 through March 31, 2009, and then again from July 22, 2009 through April 29, 2011. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012. The No Withdrawal Charge Option eliminates the Base Option Contract’s withdrawal charge.
The Contract previously offered the following optional benefits, for an additional charge.
●
The Maximum Anniversary Death Benefit potentially provides an increased death benefit based on the highest annual Contract Value adjusted for withdrawals (Maximum Anniversary Value). The Maximum Anniversary Death Benefit was only available at issue. Section 12 describes the versions of the Maximum Anniversary Death Benefit.
●
The Quarterly Value Death Benefit potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). Section 12 describes the Quarterly Value Death Benefit.
●
Income Protector provides guaranteed lifetime income called Lifetime Plus Payments that can begin as early as age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). Section 10 describes the versions of Income Protector.
●
Income Focus (see Appendix F) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases).
●
The Lifetime Benefits (see Appendix D) are similar to Income Protector. These benefits also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit. The Lifetime Plus Benefit allowed single payments to begin from age 55 to age 90, and joint payments to begin from age 60 to age 90. The Lifetime Plus 8 Benefit allowed payments to begin from age 65 to 90.
●
Investment Protector (see Appendix G) is similar to the Target Date Benefits. This benefit provides a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently.
●
The Target Date Benefits (see Appendix E) are similar to Investment Protector. These benefits also provide a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period.
The table below lists the optional benefits that were previously offered on Version A Contracts and Version B Contracts, including the dates on which they were offered. The benefit version identifier for Income Protector, Income Focus, and Investment Protector, for example (10.12), is located in your rider. Current charges and features may differ by benefit version, as described in this prospectus. If you have questions about your Contract, please contact our Service Center at the

VisionTM New York Variable Annuity Prospectus – May 1, 2026

toll-free telephone number listed at the back of this prospectus. Our Service Center is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
Optional Benefit	Contract Version	Benefit Version Identifier	Available From	Available Through
Maximum Anniversary Death Benefits:
Maximum Anniversary Death Benefit version 1	A	N/A	September 20, 2010	April 29, 2011
Maximum Anniversary Death Benefit version 2	B	N/A	May 2, 2011	April 27, 2012
Maximum Anniversary Death Benefit version 3	B	N/A	April 30, 2012	April 26, 2013
Quarterly Value Death Benefit	A	N/A	October 1, 2007	March 7, 2010
Income Protector:
	A	(08.09)	July 22, 2009	April 30, 2010
	A	(05.10)	May 3, 2010	April 29, 2011
	A and B	(05.11)	May 2, 2011	January 20, 2012
	A and B	(01.12)	January 23, 2012	April 27, 2012
	A(1) and B	(05.12)	April 30, 2012	July 20, 2012
	A(1) and B	(07.12)	July 23, 2012	October 12, 2012
	A(1) and B	(10.12)	October 15, 2012	April 24, 2015
	A(1) and B	(04.15, 04.16)	April 27, 2015	May 2, 2016
	A(1) and B	(05.16, 06.16)	May 3, 2016	July 4, 2016
	A(1) and B	(07.16, 08.16)	July 5, 2016	September 5, 2016
	A(1) and B	(09.16, 10.16, 11.16)	September 6, 2016	December 5, 2016
	A(1) and B	(12.16)	December 6, 2017	January 2, 2017
	A(1) and B	(01.17, 02.17)	January 3, 2017	March 6, 2017
	A(1) and B	(03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17)	March 7, 2017	December 4, 2017
	A(1) and B	(12.17, 01.18, 02.18)	December 5, 2017	March 5, 2018
	A(1) and B	(03.18, 04.18, 05.18, 06.18, 07.18)	March 6, 2018	August 6, 2018
	A(1) and B	(08.18, 09.18, 10.18)	August 7, 2018	November 5, 2018
	A(1) and B	(11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1, 04.19v2, 05.19, 06.19, 07.19, 08.19, 09.19, 10.19, 11.19, 12.19, 01.20, 02.20, 03.20)	November 6, 2018	April 6, 2020
	A(1) and B	(04.20v1, 04.20v2, 05.20, 06.20, 07.20, 08.20v1, 08.20v2)	April 7, 2020	September 7, 2020
	A(1) and B	(09.20, 10.20, 11.20, 12.20, 01.21, 02.21)	September 8, 2020	February 28, 2021
Income Focus:
	B	(05.12)	April 30, 2012	July 20, 2012
	B	(07.12)	July 23, 2012	April 24, 2015
Lifetime Benefits:
Lifetime Plus Benefit	A		October 1, 2007	March 31, 2009
Lifetime Plus 8 Benefit version 1	A		August 7, 2008	January 23, 2009
Lifetime Plus 8 Benefit version 2	A		January 26, 2009	March 31, 2009
Investment Protector:
	A	(08.09)	July 22, 2009	April 30, 2010
	A and B	(05.10)	May 3, 2010	January 20, 2012
	A and B	(01.12)	January 23, 2012	April 27, 2012
	A(1) and B	(01.12, 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	April 30, 2012	October 16, 2016
Target Date Benefits:
Target Date Retirement Benefit	A		May 1, 2008	January 23, 2009

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Optional Benefit	Contract Version	Benefit Version Identifier	Available From	Available Through
Target Date 10 Benefit	A		January 26, 2009	March 31, 2009
(1)
Available on Version A Contracts issued on or after April 1, 2009.
When the Contract Phases End
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase ends upon the earliest of the following:
●
The Business Day before the Income Date if you take a Full Annuitization.
●
The Business Day we process your request for a full withdrawal.
●
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option.
When the Contract Ends
The Contract ends when:
●
all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
●
if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.
Financial Adviser Fees
If you have a financial adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center by completing our third party money management customer authorization of transfer form and fee redemption authorization form. If we approve your request, we withdraw the requested fees and pay them to your Financial Professional or Financial Professional’s firm as instructed. The fee redemption authorization is an agreement between you, your Financial Professional and/or the Financial Professional’s firm. The agreement authorizes us to deduct adviser fees from the Contract and send them to the Financial Professional or the Financial Professional’s firm upon written request. You can terminate the authorization at any time by providing us written notice. We retain the right to request an updated fee redemption authorization form at any time.
The Financial Professional or Financial Professional’s firm requests each fee payment by submitting a letter of instruction that includes the fee amount. We treat this fee payment as a withdrawal, which means it is subject to a withdrawal charge, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. We deduct adviser fees (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. This withdrawal reduces the Contract Value and the amount available under the free withdrawal privilege by the dollar amount withdrawn. The withdrawal also may reduce your Contract’s guaranteed values (such as Income Protector’s Benefit Base) proportionately by the percentage of Contract Value withdrawn. Proportionate reduction may reduce your Contract’s guaranteed values significantly more than the amount withdrawn.
If this is a Non-Qualified Contract, a withdrawal will be a taxable withdrawal to the extent that gain exists within the Contract. Financial adviser fees paid from an IRA, Roth IRA, SEP IRA, or 403(b) Contract will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments. We reserve the right to discontinue or modify this feature at any time for any reason. Please consult with your Financial Professional before requesting us to pay adviser fees from this Contract compared to other assets you may have.
Your financial adviser acts on your behalf, not ours. We are not party to any agreement between you and your financial adviser, nor are we responsible for your financial adviser’s actions. We do not verify that withdrawals for financial adviser fees align with the terms of your agreement with your financial adviser. We do not set your financial adviser’s fee or receive any part of it. Any withdrawal for financial adviser fees you pay is in addition to this Contract’s fees and expenses.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review a financial adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the financial adviser’s trading history indicates excessive trading, we can deny your request. If we approve it, your financial adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

2. Owners, Annuitants, and Other Specified Persons
Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
Joint Owners
Non-Qualified Contracts can be owned by up to two individual Owners. A Non-Qualified Contract is a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint
Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint
Annuitant.

Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Income Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see Appendix A to the SAI. In order to convert Lifetime Plus Payments or Income Focus Payments to Annuity Payments the Covered Person(s) must be named as the Annuitant(s) as discussed in section 8, The Annuity Phase – When Annuity Payments Begin. For contracts with a previously available Lifetime Benefit, this is described in Appendix D. Designating different persons as Covered Person(s) and Annuitant(s) will cause Income Protector, Income Focus or, a Lifetime Benefit, and any lifetime payments to end at the maximum permitted Income Date. Use care when designating Owner(s), Annuitant(s) and Covered Person(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• We pay a death benefit to the Beneficiary unless the
Beneficiary is the surviving spouse and continues the Contract.
If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a
surviving spouse. If you selected Income Protector, a Lifetime
Benefit, or Income Focus this benefit and any guaranteed
lifetime payments end unless the Contract is continued by a
surviving spouse who is also both a Beneficiary and Covered
Person.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is the Traditional Death Benefit Value under the
Traditional Death Benefit, the Quarterly Anniversary Value
under the Quarterly Value Death Benefit, or the Maximum
Anniversary Value under the Maximum Anniversary Death
Benefit.
• If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
– we increase the Contract Value to equal the guaranteed
death benefit value if greater, and the death benefit
continues to be available to the surviving spouse’s
Beneficiary(ies),
– the surviving spouse becomes the new Owner, and
– the Accumulation Phase continues.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the
Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the
Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option 1 or 3, payments end.
– Annuity Option 2 or 4, payments end when the
guaranteed period ends, or when we pay any final lump
sum.
– Annuity Option 5, payments end and the Payee may
receive a lump sum refund.
• If the deceased was an Annuitant and there is a surviving joint
Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
• For a Qualified Contract, the Annuity Payments generally must end no later than the end of the year containing the 10th
anniversary of the Owner's death. However, in certain
situations, payments may need to end earlier.

Beneficiary
The Beneficiary is the person(s) or entity you designated to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named primary Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named surviving primary Beneficiaries. If there are no named surviving primary Beneficiaries, we pay the death benefit to the named surviving contingent Beneficiaries, or to the estate of the
Joint Owner who died last if there are no named surviving contingent Beneficiaries.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Covered Person(s) for income protector and income focus
If you have Income Protector or Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine when lifetime payments can begin and the initial payment amount. When you selected Income Protector or Income Focus, you chose whether you wanted payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Owners and joint Covered Persons must be spouses within the meaning of federal tax law. Based on your payment selection, we determined the Covered Persons as follows.
For single lifetime payments and:
●
solely owned Contracts, the Covered Person is the Owner.
●
jointly owned Contracts, you chose which Owner is the Covered Person.
●
Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint lifetime payments, Covered Persons must be spouses and:
●
Non-Qualified Contracts:
−
spouses must be Joint Owners; or
−
one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
●
Qualified Contracts:
−
one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
−
if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments, assuming the surviving non-Annuitant spouse is the beneficiary under the qualified plan or custodial IRA.
After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. The Benefit Date is the date you begin receiving guaranteed lifetime payments under Income Protector or Income Focus. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 6, Expenses – Optional Living Benefit Rider Charges.
*
Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 6, Expenses – Optional Living Benefit Rider Charges. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.
If you have Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person’s current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you have Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Once we remove a Covered Person, he or she cannot be reinstated.

● For Income Protector (08.09 through 01.12), following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a
Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.

● For Joint Owners that selected single lifetime payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(ies) and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.

Covered Person(s) for The Lifetime Benefits
We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus Benefit if there is more than a 30-year age difference between spouses, or under Lifetime Plus 8 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determined the Covered Persons as follows.
For single Lifetime Plus Payments and:
●
solely owned Contracts, the Covered Person is the Owner.
●
jointly owned Contracts, you chose which Owner is the Covered Person.
●
Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint Lifetime Plus Payments, Covered Persons must be spouses and:
●
Non-Qualified Contracts:
−
spouses must be Joint Owners; or
−
one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
−
one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
●
Qualified Contracts:
−
one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
−
if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or
−
if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.
You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your additional M&E charge. If you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated in section 6, Expenses – Optional Benefit Additional M&E charge. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
*
Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Once we remove a Covered Person, he or she cannot be reinstated.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

● Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all
Covered Persons from the Contract, your Lifetime Benefit and any Lifetime Plus Payments end.

● For non-spouse Joint Owners with single Lifetime Plus Payments: If you are no longer spouses on the date of an
Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(ies) and the
Lifetime Benefit and any Lifetime Plus Payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.

● Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner or Annuitant. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in section 6, Expenses –
Optional Benefit Additional M&E Charge. However, any new additional M&E charge cannot be greater than the maximum stated in section 6. When we receive notification of an Owner’s death, if we discover that the joint
Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the
Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
IF YOU HAVE INCOME PROTECTOR, A LIFETIME BENEFIT OR INCOME FOCUS: An assignment does not change the Covered Person(s). Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered
Person who was previously an Owner or Annuitant no longer has that position, the benefit and any lifetime payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, if the deceased’s spouse continues the Contract, the benefit and lifetime payments continue until the earlier of the date of death of the surviving spouse or last surviving Covered Person. This means that
Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

3. Purchase Payments
Purchase Payment Requirements
The Contract is no longer offered for sale, but we continue to accept additional Purchase Payments subject to the limitations described in this prospectus. However, if you have Investment Protector or a 403(b) Contract, we no longer accept additional Purchase Payments.

The additional Purchase Payment requirements for this Contract are as follows.
●
If you do not have Income Protector, Income Focus, or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
●
If you have Income Protector, Income Focus, or Investment Protector, we restrict additional Purchase Payments. Each Rider Year that we allow additional payments you cannot add more than your initial amount without our prior approval. Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. If you have Income Protector or Income Focus, we do not allow additional payments on or after the Benefit Date. If you have Investment Protector, we do not allow additional payments on or after the third Rider Anniversary. However, as all Contracts with Investment Protector are past their third Rider Anniversary, we no longer accept additional Purchase Payments if you have Investment Protector. If your benefit was effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary). The minimum additional Purchase Payment we will accept is $50.
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
●
We do not accept additional Purchase Payments on or after the Income Date if you take a Full Annuitization.
●
The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it.
Allocation of Purchase Payments
We no longer accept additional Purchase Payments if you have Investment Protector or a 403(b) Contract.
You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus, or Investment Protector.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the flexible rebalancing program, this change does not automatically apply to your allocation instructions for this program. To change your allocation instructions for this program, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Electronic Transfer and Allocation Instructions
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.

4. The Investment Options’ Underlying Funds
Information regarding each underlying Fund, including its (i) name, (ii) investment objectives, (iii) investment adviser and any subadviser, (iv) current expenses, and (v) performance is available in Appendix A – Investment Options Available Under the Contract. Each Fund has issued a prospectus that contains more detailed information about the Fund. You should read the prospectuses for the Funds carefully before investing. The Funds’ prospectuses and other information can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, by sending an email request to prospectus.request@allianzlife.com, or by contacting your Financial Professional.
There are potential risks associated with the Funds and their investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute underlying funds to the extent permitted by the federal securities laws and, when required, the SEC. Certain Investment Options may not be available to you.
Currently, the Funds are not publicly available mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Fund’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Funds may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Funds’ investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Funds have the same names, investment advisers, objectives, and policies.
Each Fund offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Funds may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Funds’ advisers, distributors and/or affiliates for administrative services and benefits we provide to these Funds. The compensation amount usually is based on the aggregate assets in these Funds attributable to contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any underlying fund or affiliate thereof in any variable annuity contract we offer is 0.25% annually.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
Through common ownership, we are affiliated with Allianz Investment Management LLC and Pacific Investment Management Company LLC, which serve as adviser or sub-adviser to certain Investment Options as listed in Appendix A – Investment Options Available Under the Contract.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Substitution and Limitation on Further Investments
We may substitute another underlying fund for one of the Funds, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval (if required) and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. A new or substitute underlying fund may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The Funds may discontinue offering their shares in the future.
Transfers Between Investment Options
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers are subject to a transfer fee as discussed in section 6, Expenses.
The following applies to any transfer.
●
The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the flexible rebalancing program, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.
●
Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
●
If you have an optional living benefit, your transfer instructions must comply with the applicable investment restrictions.
●
Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
●
Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you have an optional living benefit. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
Excessive Trading and Market Timing
We discourage and do not accommodate frequent transfers. We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
●
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
●
An adverse effect on portfolio management, such as causing an underlying fund to maintain a higher level of cash or causing an underlying fund to liquidate investments prematurely.
●
Increased brokerage and administrative expenses for an underlying fund.
We attempt to protect our Owners against potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
●
Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
●
Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).

VisionTM New York Variable Annuity Prospectus – May 1, 2026

●
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL® Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
●
Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
●
Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
●
Prohibit transfers into specific Investment Options.
●
Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an underlying fund may be unable to invest effectively in accordance with its investment objectives and policies. This could occur, for example, where frequent or rapid trading causes the investment adviser to hold an excess of uninvested cash to meet redemption requests, or to sell investment positions to fund redemptions, thereby affecting underlying fund returns. Similarly, rapid or frequent trading may cause an underlying fund to incur excessive transaction fees, which also could affect performance.
We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. If the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following:
●
Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
●
Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the underlying funds are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an underlying fund’s shares are subject to acceptance by that underlying fund’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or

VisionTM New York Variable Annuity Prospectus – May 1, 2026

exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Underlying funds may add or change policies designed to restrict market timing activities. For example, underlying funds may impose restrictions on transfers between underlying funds in an affiliated group if the investment adviser to one or more of the underlying funds determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an underlying fund may impose a short-term trading fee on purchases and sales within a specified period. You should review the underlying funds’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of underlying fund restrictions and actions taken by the underlying funds’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Voting Privileges
We legally own the Funds’ shares held in the Separate Account. However, when a Fund holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners. We determine your voting interest based on the dollar value of the Fund shares attributable to your Contract. We calculate this based on the number and value of accumulation units for your Contract on the record date. We count fractional units. You will receive proxy materials and a voting instruction form.

5. Valuing Your Contract
Your Contract Value increases and decreases based on Purchase Payments (and any bonus), withdrawals, deduction of Contract fees and expenses, and your selected Investment Options’ Fund performance. Additional Purchase Payments (and any bonus), and positive Fund performance increase your Contract Value. Withdrawals, negative Fund performance, and deduction of Contract fees and expenses reduce your Contract Value. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.
We require that the Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*
Does not apply to Lifetime Plus Payments or Income Focus Payments.
Determining Contract Value
The Separate Account holds Contract Value allocated to the Investment Options. Each Investment Option is a subaccount of the Separate Account. Each Investment Option invests exclusively in the shares of its underlying Fund (e.g., the AZL Government Money Market Fund). Contract Value held in the Investment Options will vary based on the investment experience of the underlying Funds. As a result, there is a risk of loss of the entire amount invested in the Investment Options.
We convert amounts allocated to the Investment Options into subaccount accumulation units. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit. The daily value of a unit in an Investment Option (accumulation unit value) is based, in part, on the daily net asset value of its underlying Fund. The Fund’s net asset value reflects the performance of the Fund’s portfolio and the deduction of the Fund’s operating expenses. The accumulation unit value also reflects the deduction of certain charges under the Contract, as described below. The accumulation unit values for each Investment Option are typically determined at the end of each Business Day. Purchase Payments received by us before the end of a Business Day will be priced based on the accumulation unit value calculated

VisionTM New York Variable Annuity Prospectus – May 1, 2026

at the end of that Business Day. Any such Purchase Payments received by us at or after the end of a Business Day will be priced based on the accumulation unit value calculated at the end of the next Business Day. We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s number of accumulation units by the accumulation unit value for that Business Day and adding those results together for all subaccounts.
On the Issue Date, the number of accumulation units attributable to your Contract was equal to the amount allocated to each Investment Option divided by its accumulation unit value. At the end of each Business Day, the number of subaccount accumulation units:
●
increases when you add assets to an Investment Option by Purchase Payment (and any bonus) or transfer, and
●
decreases when you remove assets from an Investment Option by taking a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract), or requesting a transfer, or we deduct Contract charges other than the M&E charge. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
We arbitrarily set the initial accumulation unit value for each Investment Option. At the end of each Business Day, we determine the new accumulation unit value for each Investment Option by multiplying the prior Business Day’s accumulation unit value by the underlying Fund’s percentage change in price (which is the change in net asset value) since the prior Business Day. The percentage change in price includes the underlying Fund’s market performance.
Example
●
On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
●
When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for the Investment Option.
●
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for the Investment Option.

6. Expenses
Contract fees and expenses reduce your investment return and are described in this prospectus in detail.
Base Contract Expenses (Mortality and Expense Risk (M&E) Charge)
In your Contract, the base contract expense is referred to as the “mortality and expense risk” or “M&E” charge. We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ average net assets calculated on a daily basis during the Accumulation Phase. The base M&E charge varies by Contract class, as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Option’s average net assets)
Base Option	1.40%
Bonus Option	1.90%
Short Withdrawal Charge Option	1.65%
No Withdrawal Charge Option	1.75%
The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. For more information on accumulation unit values, see the discussion in section 5, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
Upon the death of the Owner, we continue to assess an M&E charge of either 1.90% for a Bonus Option Contract, or 1.40% for all other Contract classes when paying the death benefit under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in section 12, Death Benefit – Death Benefit Payment Options.
If you select variable Annuity Payments during the Annuity Phase, we assess an M&E charge of either 1.90% for a Bonus Option Contract, or 1.40% for all other Contract classes. If you select fixed Annuity Payments, we do not assess the M&E charge during the Annuity Phase.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For more information, see section 8, The Annuity Phase – Partial Annuitization.
Certain optional benefits have an additional charge that is also assessed as a percentage of each Investment Option’s average net assets. Elsewhere in the prospectus and in your Contract, we refer to these additional charges as additional M&E charges.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Optional Benefit Additional M&E Charge
Maximum Anniversary Death Benefit and Quarterly Value Death Benefit
If you have the Maximum Anniversary Death Benefit or Quarterly Value Death Benefit, we deduct an additional M&E charge from your Contract Value during the Accumulation Phase while your benefit is in effect. The additional M&E charge is 0.30%, as a percentage of each Investment Option’s average net assets. This charge compensates us for the risks we assume under the Maximum Anniversary Death Benefit and Quarterly Value Death Benefit.
If you have Maximum Anniversary Death Benefit version 3 and you remove the Additional Required Benefit from your Contract, we stop assessing the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit after the Additional Required Benefit’s rider termination date. In this instance you will not receive any future lock-ins of annual investment gains to your death benefit but you keep any prior lock-ins.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Lifetime Benefits
If you have a Lifetime Benefit, we deduct an additional M&E charge from your Contract Value daily during the Accumulation Phase while your benefit is in effect as follows. This charge compensates us for the risks we assume under your Lifetime Benefit.
Optional Lifetime Benefits	Contract Version	Available Dates	Current Additional M&E Charge(1) (as a percentage of each Investment Option’s average net assets)		Maximum Additional M&E Charge(1) (as a percentage of each Investment Option’s average net assets)
			No qualifying event, or declined charge increase(2)	Had a qualifying event and accepted increase(2)
Lifetime Plus Benefit	A	10/1/2007 – 3/31/2009
Single Lifetime Plus Payments			0.70%	1.20%	1.50%(3)
Joint Lifetime Plus Payments			0.85%	1.35%	1.65%(4)
Lifetime Plus 8 Benefit version 1	A	8/7/2008 – 1/23/2009
Single Lifetime Plus Payments			0.80%(5)	1.20%(7)	1.60%(3)
Joint Lifetime Plus Payments			0.95%(6)	1.35%(8)	1.75%(4)
Lifetime Plus 8 Benefit version 2	A	1/26/2009 – 3/31/2009
Single Lifetime Plus Payments			0.95%	1.20%	1.60%(3)
Joint Lifetime Plus Payments			1.10%	1.35%	1.75%(4)
(1)
We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
(2)
A qualifying event is the reset of a Lifetime Benefit’s Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in this section.
(3)
This is the maximum charge we could impose if you remove a Covered Person or have a qualifying event.
(4)
This is the maximum charge we could impose if you have a qualifying event.
(5)
On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.
(6)
On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.
(7)
On the Benefit Date, the M&E charge reduces to 1.10% and the maximum M&E charge reduces to 1.50%.
(8)
On the Benefit Date, the M&E charge reduces to 1.25% and the maximum M&E charge reduces to 1.65%.
Target Date Benefits
If you have a Target Date Benefit, we deduct an additional M&E charge from your Contract Value daily during the Accumulation Phase while your benefit is in effect as follows. This charge compensates us for the risks we assume under your Target Date Benefit.
Optional Target Date Benefits	Contract Version	Available Dates	Additional M&E Charge(1) (as a percentage of each Investment Options’ average net assets)
Target Date Retirement Benefit	A	5/1/2008 – 1/23/2009	0.40%
Target Date 10 Benefit	A	1/26/2009 – 3/31/2009	0.55%
(1)
We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Optional Living Benefit Rider Charges
Income Protector, Income Focus, and Investment Protector
If you have Income Protector, Income Focus, or Investment Protector we deduct a rider charge from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis, and deducted quarterly. It is calculated as a percentage of the Benefit Base for Income Protector, as a percentage of the Total Income Value for Income Focus, and as a percentage of the Target Value for Investment Protector.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We calculate the daily rider charge before we process any additional Purchase Payments or withdrawals. If you have Income Protector, we calculate the daily rider charge on days that are also a Quarterly Anniversary before we increase the Benefit Base for the Annual Increase Percentage or any Contract Value increase. If you have Investment Protector, we calculate the daily rider charge on days that are also a Rider Anniversary before we increase the Target Value for any Contract Value increase. We deduct the rider charge at the end of the last Business Day before each Quarterly Anniversary while your benefit is in effect with the following exceptions.
●
If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
●
If you take a Full Annuitization, we deduct the final rider charge before calculating Annuity Payments.
●
If your benefit ends due to death, we deduct the final rider charge before calculating the death benefit.

Income Protector (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Benefit Base)
		Minimum	Maximum		Current(1)
		Single and Joint Payment	Single Payment	Joint Payment	Single Payment	Joint Payment
(01.17 through 02.21) Contract Version A(2) and B	1/3/2017 – 2/28/2021	0.50%	2.50%	2.75%	1.40%	1.40%
(04.15 through 12.16) Contract Version A(2) and B	4/27/2015 – 1/2/2017	0.50%	2.50%	2.75%	1.30%	1.30%
(10.12) Contract Version A(2) and B	10/15/2012 – 4/24/2015	0.50%	2.50%	2.75%	1.10%	1.10%
(07.12) Contract Version A(2) and B	7/23/2012 – 10/12/2012	0.50%	2.50%	2.75%	1.00%	1.00%
(05.12) Contract Version A(2) and B	4/30/2012 – 7/20/2012	0.50%	2.50%	2.75%	1.40%	1.40%
(01.12) Contract Version A and B	1/23/2012 – 4/27/2012	0.50%	2.50%	2.75%	1.40%	1.40%
(05.11) Contract Version A and B	5/2/2011 – 1/20/2012	0.50%	2.50%	2.75%	1.35%	1.50%
(08.09, 05.10) Contract Version A	7/22/2009 – 4/29/2011	0.50%	2.50%	2.75%	1.35%	1.50%
(1)
The current rider charge may increase or decrease on each Quarterly Anniversary.
(2)
Available on Version A Contracts issued on or after April 1, 2009.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

For information on how we calculate the Benefit Base, see section 10, Income Protector – Benefit Base.
Income Focus (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Total Income Value)
		Minimum	Maximum		Current(1)
		Single and Joint Payment	Single Payment	Joint Payment	Single Payment	Joint Payment
(05.12) and (07.12) Contract Version B	4/30/2012 – 4/24/2015	0.50%	2.75%	2.95%	1.30%	1.30%
(1)
The current rider charge may increase or decrease on each Quarterly Anniversary.
For information on how we calculate the Total Income Value, see Appendix F, Income Focus – Total Income Value.
Investment Protector (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Target Value)
		Minimum	Maximum	Current(2)
(07.13 through 10.16) Contract Version A(1) and B	7/22/2013 – 10/16/2016	0.35%	2.50%	1.30%
(01.12, 07.12) Contract Version A(1) and B	4/30/2012 - 7/19/2013	0.35%	2.50%	1.20%
(01.12) Contract Version A and B	1/23/2012 – 4/27/2012	0.35%	2.50%	1.20%
(05.10) Contract Version A and B	5/3/2010 – 1/20/2012	0.35%	2.50%	1.15%
(08.09) Contract Version A	7/22/2009 – 4/30/2010	0.35%	2.50%	1.05%
(1)
Available on Version A Contracts issued on or after April 1, 2009.
(2)
The current rider charge may increase or decrease on each Quarterly Anniversary.
For information on how we calculate the Target Value, see Appendix G, Investment Protector – Target Value.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50% if you have Income Protector or Income Focus, or 0.35% if you have Investment Protector. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases.
We deduct the rider charge on a dollar for dollar basis from the Contract Value. We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base (see section 10), Maximum Anniversary Death Benefit’s Maximum Anniversary Value (see section 12), Income Focus’ Total Income Value (see Appendix F), and Investment Protector’s Target Value (see Appendix G). If on a Quarterly Anniversary the Contract Value  at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any lifetime income payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base, Total Income Value, or Target Value change the rider charge amount. For example, if you have Income Protector and receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount. An Excess Withdrawal is the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

This fee compensates us for the benefits provided by Income Protector, Income Focus, and Investment Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Example: You elected Income Protector (04.20v1). Your initial purchase payment was $100,000. On the Quarterly Anniversary your current annual rider charge is 1.40% and your Benefit Base is $116,250 based on an Annual Increase Percentage of 5% (1.25% simple interest quarterly). During the quarter you make no additional Purchase Payments, take no withdrawals and do not begin Lifetime Plus Payments. We calculate the daily rider charge amount for this quarter as follows:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $116,250 x (1.40% ÷ 365) = $4.46
If there are 89 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or: 89 x $4.46 = $396.94
On the last Business Day before the next Quarterly Anniversary we would deduct $396.94 from the Contract Value. Then on the Quarterly Anniversary we would apply the Annual Increase Percentage to the Benefit Base. Assuming the Contract Value is not greater than the Annual Increase after application of simple interest increase, the new Benefit Base for the upcoming quarter would be $117, 500 ($116,250 + $100,000 x 1.25%). We would then use this new Benefit Base to begin computing the daily rider charge for the next quarter on the Quarterly Anniversary as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $117,500 x (1.40% ÷ 365) = $4.51
If you make an additional Purchase Payment of $15,000 on the 43rd day of the next quarter, your Benefit Base would increase by the amount of the payment to $132,500 ($117,500 + $15,000). We would then use this new Benefit Base to begin computing the daily rider charge for the remainder of the quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $132,500 x (1.40% ÷ 365) = $5.08
If there are 92 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or:
(43 x $4.51) + (49 x $5.08) = $193.93+ $248.92 = $442.85
On the last Business Day before the next Quarterly Anniversary we would deduct $442.85 from the Contract Value, then apply the Annual Increase Percentage and lock in any Contract Value increase to the Benefit Base. We would then use this new updated Benefit Base to begin computing the daily rider charge for the next quarter on the next day.
Please note that this example may differ from your actual results due to rounding.
Contract Maintenance Charge (Administrative Expenses)
Your annual contract maintenance charge is $30. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
●
During the Accumulation Phase if the total Contract Value for all VisionTM New York Contracts you own is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned VisionTM New York Contracts by using the Owner’s social security number, and for non-individually owned VisionTM New York Contracts we use the Annuitant’s social security number.
●
During the Annuity Phase.
●
When paying death benefits under death benefit payment options A, B, or C.
We deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Withdrawal Charge
Withdrawal charges apply to only Base Option, Bonus Option, and Short Withdrawal Charge Option Contracts. There are no withdrawal charges under No Withdrawal Charge Option Contracts.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any withdrawals and any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee, contract maintenance charge, or rider charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege, and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.
First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Option Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.
Then, we withdraw from the free withdrawal privilege (see section 7, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis, and is withdrawn from Purchase Payments on a FIFO basis.
3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.
Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Option	Bonus Option	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Example: You make an initial Purchase Payment of $30,000 on a Base Option Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)
Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)
Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge. We deduct this $12,000 from your Purchase Payment; $3,600 ($3,600 x 12%) from the first Purchase Payment and then $8,400 ($70,000 x 12%) from the second Purchase Payment.
3)
Purchase Payments on a FIFO basis. We withdraw the remaining $26,400 from the first Purchase Payment, which is subject to a 7.5% withdrawal charge, and you receive $24,420. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:
$26,400 x 0.925 = $24,420.
Next we withdraw from the second Purchase Payment. So far, you received $36,420 ($12,000 under the free withdrawal privilege and $24,420 from the first Purchase Payment), so we withdraw $15,580 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:
$15,580 ÷ 0.915 = $17,027
4)
Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,427 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,427.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life of New York to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.

● We do not reduce the Withdrawal Charge Basis for the deduction of Contract fees and expenses other than the withdrawal charge. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:

– deductions of Contract fees and expenses other than the withdrawal charge, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
● Withdrawals are subject to ordinary income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. For tax purposes, and in most instances, withdrawals from Non-
Qualified Contracts are considered to come from the earnings first, not Purchase Payments.

● Partial Annuitizations reduce the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.
Transfer Fee
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: flexible rebalancing transfers or quarterly rebalancing transfers under Income Protector, Income Focus, Investment Protector, a Lifetime Benefit, or a Target Date Benefit. The transfer fee continues to

VisionTM New York Variable Annuity Prospectus – May 1, 2026

apply under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 12, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity. New York does not currently assess a premium tax.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
Fund Expenses
Charges deducted from and expenses paid out of the assets of the Funds are described in the Funds’ prospectuses. These expenses reduce the Funds’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value.
Commissions Paid to Dealers
We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments. Financial Professionals and their managers may also be eligible for various benefits such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with our principal underwriter, Allianz Life Financial Services, LLC. You should ask your Financial Professional about compensation they receive for this Contract. Allianz Life of New York is not a financial adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.

7. Access to Your Money
The money in your Contract is available under the following circumstances:
●
by withdrawing your Contract Value;
●
by withdrawing the Target Value on the last Business Day before a Target Value Date (the date we guarantee your Contract Value cannot be less than the Target Value) if you have Investment Protector or a Target Date Benefit;
●
by taking Lifetime Plus Payments if you have Income Protector or a Lifetime Benefit;
●
by taking Income Focus Payments if you have Income Focus;
●
by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
●
by taking Annuity Payments; or
●
when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*
Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.
**
Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you have Income Protector, Income Focus, or Investment Protector, and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
●
total Contract Value determined at the end of the day,
●
less any final rider charge if you have Income Protector, Income Focus or Investment Protector,
●
less any withdrawal charge, and
●
less any contract maintenance charge.
See Fee Tables and section 6, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
● Withdrawals are subject to a withdrawal charge, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. Certain restrictions may apply to any withdrawal you take.

● For 403(b) Contracts you may only take distributions after you reach age 59 1∕2, your severance of employment, or your total and permanent disability.
● Joint Owners: Each Joint Owner will receive a separate check for half the withdrawal amount. We will also report taxes to each Joint Owner individually. Reporting taxes to each Joint Owner individually can create a difference in tax treatment if only one Joint Owner is under age 59 1∕2, as that Joint Owner may be subject to the 10% additional federal tax. Please consult a tax professional about the tax implications of taking withdrawals.

● We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Investment
Option until the fund is liquidated.

● For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last
Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

Free Withdrawal Privilege
Each Contract Year you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. RMD payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege. Amounts we deduct for any financial adviser fees that you choose to have us pay from this Contract also reduce your free withdrawal privilege.
Example
Assume you purchase a Base Option Contract, your initial Purchase Payment ten years ago was $90,000, and you made a second $100,000 Purchase Payment three years ago. You take an RMD payment of $1,500 and withdraw $150,000 when the Contract Value is $275,000. The RMD payment is not subject to a withdrawal charge, but reduces the amount available

VisionTM New York Variable Annuity Prospectus – May 1, 2026

under the free withdrawal privilege to $21,300 (12% x $190,000 total Purchase Payments = $22,800 - $1,500 RMD payment). After the RMD payment, $111,300 is available to you without a withdrawal charge: the initial $90,000 Purchase Payment that is beyond the 7-year withdrawal charge period, and $21,300 remaining free withdrawal privilege. The remaining $38,700 of your requested withdrawal would be subject to a 7.5% withdrawal charge.
The free withdrawal privilege is not available while you are receiving Lifetime Plus Payments or Income Focus Payments.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege during the Contract Year. We do not consider deductions we make for financial adviser fees that you choose to have us pay from this Contract to be RMD payments. However, Contract Value is one of the components we use to calculate RMD payments, so these deductions may reduce your RMD payments.  We can make payments to you monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. RMD payments will begin processing on the day of the month for your selected frequency corresponding to the Business Day on which we receive your form in Good Order (or on the following Business Day if we receive the form at or after the end of the Business Day). However, RMD payments generally cannot begin on the 29th, 30th, or 31st of the month. If RMD payments would otherwise begin on one of those dates based on when we receive your form, payments will generally begin on the first Business Day of the next month.
To end this program, we must receive your written request in Good Order.
When you request Lifetime Plus Payments or Income Focus Payments, we ask for instructions regarding your RMD needs for this Contract. If you choose to use these payments to satisfy your RMD needs, we determine whether this calendar year’s total RMD has been satisfied by your Lifetime Plus Payments or Income Focus Payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge. For more information, see section 10, Income Protector: Calculating Your Lifetime Plus Payments, or Appendix F – Income Focus: Calculating Your Income Focus Payments.
We reserve the right to discontinue or modify the minimum distribution program subject to the requirements of law.
The minimum distribution program is not available while you are receiving systematic withdrawals, or if you have a 403(b) Contract or a Qualified Contract purchased through a qualified plan.
Waiver of Withdrawal Charge Benefit
After the first Contract Year, if any Owner becomes confined to a skilled nursing facility or hospital for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take withdrawals and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals* for more than seven days after receipt of your request in Good Order at our Service Center, for any period when:
●
the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●
trading on the New York Stock Exchange is restricted;
●
an emergency (as determined by the SEC) exists as a result of which disposal of the Funds’ shares by the Separate Account, or disposal of securities owned by the Funds, is not reasonably practicable, or it is not reasonably practical for the Separate Account or the Funds to determine the value of their net assets; or
●
during any other period when the SEC, by order, so permits for the protection of Owners.
*
Including Lifetime Plus Payments, Income Focus Payments, Excess Withdrawals and Cumulative Withdrawals.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

8. The Annuity Phase
Prior to annuitization, you can surrender your Contract and receive your total Contract Value, less fees and expenses. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
Calculating Your Annuity Payments
We base Annuity Payments upon the following:
●
The Contract Value less the final rider charge (if applicable) on the Income Date.
●
Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
●
The age of the Annuitant and any joint Annuitant on the Income Date.
●
The gender of the Annuitant and any joint Annuitant where permitted.
●
The Annuity Option you select.
●
Your Contract’s mortality table.
We guarantee the dollar amount of fixed Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3. Variable Annuity Payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.
Variable or Fixed Annuity Payments
You can request Annuity Payments under Annuity Options 1-5 as:
●
a variable payout,
●
a fixed payout, or
●
a combination of both.
After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.
We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.
The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3% or 4.5% AIR. Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.
Joint Owners who are both Payees for Annuity Payments:
● For variable Annuity Payments, we send one check payable to both Joint Owners and report taxes to both based on the older Joint Owner’s age.
● Beginning April 6, 2026, for all existing fixed Annuity Payments and for any new fixed Annuity Payments, each
Joint Owner/Payee will receive a separate check for half the Annuity Payment, and we will report taxes to each Joint
Owner individually. We will also report taxes individually when Joint Owners are not Payees. Reporting taxes to each Joint Owner individually can create a difference in tax treatment if only one Joint Owner is under age
59 1∕2, as that Joint Owner may be subject to the 10% additional federal tax. Please consult a tax professional about the tax implications of receiving Annuity Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Annuity Payment Options
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option, and if you take a Full Annuitization you cannot withdraw Contract Value. After the Income Date you cannot make transfers within the annuitized portion of the Contract if you select fixed Annuity Payments.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a minimum guaranteed period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.
Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel Annuity Payments and upon receipt of a Valid Claim, we will pay the amount applied to the selected Annuity Option to the surviving individual Owner, or the Beneficiary(ies) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Annuity Option 2, or the last surviving joint Annuitant’s death under Annuity Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
● If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.
● For Owners younger than age 59 1∕2, Annuity Payments may be subject to a 10% additional federal tax.
● For a Qualified Contract, the Annuity Payments generally must end no later than the end of the year containing the 10th anniversary of the Owner's death. However, in certain situations, payments may need to end earlier.

When Annuity Payments Begin
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the Annuitant’s 90th birthday and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a

VisionTM New York Variable Annuity Prospectus – May 1, 2026

different or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. Your Income Date must be the first day of a calendar month. The earliest available Income Date is the first day of a calendar month that occurs 13 months after the Issue Date. The Income Date can occur as late as age 100 but cannot be later than what is permitted under applicable law. If we require you to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments, which may occur as late as age 100, we provide an annuity option with payments at least equal to the payments you are then receiving as described next.
● If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under
Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have
Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than
Annuity Payments.

● For Contracts with Income Protector or Income Focus: If on the Income Date your Contract Value is greater than zero, you are receiving Lifetime Plus Payments or Income Focus Payments, and we require you to take a Full
Annuitization, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.

For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:

– annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor
Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint
Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:

– annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.
If you have a Non-Qualified Contract, these Annuity Payments will receive the benefit of the exclusion ratio, which causes a portion of each Annuity Payment to be non-taxable as described in section 13, Taxes – Taxation of Annuity
Contracts.

Partial Annuitization
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. If you take variable Annuity Payments under a Partial Annuitization, any Investment Option transfer instructions you give us apply equally to the accumulation and annuitization portions of the Contract. You cannot make Investment Option transfers selectively within different portions of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.
A Partial Annuitization on a Non-Qualified Contract receives the same income tax treatment as a Full Annuitization.
However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

9. Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract.
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 12% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available while you are receiving Lifetime Plus
Payments or Income Focus Payments.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals are subject to income taxes,
and may also be subject to a 10% additional
federal tax for amounts withdrawn before age
59  1∕2.

Automatic Investment Plan (AIP)	Allows you to make automatic Purchase Payments by electronic money transfer from your savings, checking, or brokerage account.
• Only available during the Accumulation Phase.
• Not available if you have Investment Protector, a
403(b) Contract, or a Qualified Contract purchased
through a qualified plan.
• Payments must be on a monthly or quarterly basis.
• Subject to applicable Purchase Payment
restrictions.
• We reserve the right to discontinue or modify.

Flexible Rebalancing Program	Provides for automatic, periodic transfers among the Investment Options to help you maintain your selected allocation percentages among the Investment Options.
• Only available during the Accumulation Phase.
• Not available to Contracts with Income Protector,
Income Focus, Investment Protector, a Lifetime
Benefit, or a Target Date Benefit.
• Rebalancing may be on a quarterly, semi-annual,
or annual basis only.
• Program transfers do not count against transfer
limitations.
• We reserve the right to discontinue or modify.

Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract.
• Only available during the Accumulation Phase.
• Not available if you are participating in minimum
distribution program or receiving Lifetime Plus
Payments or Income Focus Payments.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual withdrawals are available.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals are subject to withdrawal
charges, income taxes, and may also be subject to
a 10% additional federal tax for amounts
withdrawn before age 59  1∕2.
• We reserve the right to discontinue or modify.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the required minimum distribution requirements imposed by the Internal Revenue Code for a Qualified Contract.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Not available if you are participating in systematic
withdrawal program.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual withdrawals are available.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes.
• We reserve the right to discontinue or modify
subject to the requirements of law.

Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals are subject to withdrawal
charges, income taxes, and may also be subject to
a 10% additional federal tax for amounts
withdrawn before age 59  1∕2.
• We reserve the right to discontinue or modify.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges under a Base Option, Bonus Option, or Short Withdrawal Charge Option Contract if you become confined to a skilled nursing facility or hospital.
• Only available during the Accumulation Phase.
• Confinement must begin after the first Contract
Year, be for at least 90 consecutive days, and
requires proof of stay.
• Requires physician certification.
• Not available if any Owner was confined to a
skilled nursing facility or hospital on the Issue
Date.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, and may
also be subject to a 10% additional federal tax for
amounts withdrawn before age 59  1∕2.
• State variations apply.

Traditional Death Benefit	Provides a death benefit equal to the greater of Contract Value or Traditional Death Benefit Value.
• Only available during the Accumulation Phase.
• Withdrawals may significantly reduce or end the
benefit as indicated in Appendix C.
• Restrictions on Purchase Payments may limit the
benefit.
• Fully annuitizing the Contract will end the benefit.
• For Bonus Option Contracts, no bonuses are
included as part of Purchase Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Quarterly Value Death Benefit
Provides a death benefit equal to the greater of
Contract Value or the Quarterly Anniversary
Value. The benefit is designed to potentially
lock-in quarterly investment gains during the
Accumulation Phase.
See Appendix C for an example of how we
calculate the Quarterly Anniversary Value.
0.30% (as a percentage of each Investment Option’s average net assets)
• Replaces the Traditional Death Benefit if
elected.
• Only available during the Accumulation Phase.
• Withdrawals may significantly reduce or end
the benefit as indicated in Appendix C.
• Withdrawals reduce the likelihood of receiving
increases to the Quarterly Anniversary Value.
• Cannot be removed from the Contract.
• Full Annuitization of the Contract will end the
benefit.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

Maximum Anniversary Death Benefit
Provides a death benefit equal to the greater of
Contract Value or the Maximum Anniversary
Value. The benefit is designed to potentially
lock-in annual investment gains during the
Accumulation Phase.
See Appendix C for an example of how we
calculate the Maximum Anniversary Value.
0.30% (as a percentage of each Investment Option’s average net assets)
• Replaces the Traditional Death Benefit if
elected.
• Only available during the Accumulation Phase.
• Withdrawals may significantly reduce or end
the benefit as indicated in Appendix C.
• Withdrawals reduce the likelihood of receiving
increases to the Maximum Anniversary Value.
• Maximum Anniversary Death Benefit version 2
and version 3 required the election of an
Additional Required Benefit. Removing the
Additional Required Benefit may reduce the
Maximum Anniversary Death Benefit.
• Cannot be removed from the Contract.
• Full Annuitization of the Contract will end the
benefit.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Income Protector
Guaranteed minimum lifetime withdrawal benefit
providing for guaranteed yearly withdrawals /
payments until the death of the Covered
Person(s) if conditions are satisfied. Also
includes:
• A quarterly lock-in feature (Quarterly
Anniversary Value) and a quarterly simple
interest reset feature (Annual Increase) that
may increase the Benefit Base before the
Benefit Date.
• An automatic annual Lifetime Plus Payment
increase feature that may increase payments
after the Benefit Date.
See Appendix C for an example of how we
calculate the Benefit Base.
2.50% for single payments 2.75% for joint payments (as a percentage of the Benefit Base)
• Only available during the Accumulation Phase.
• Additional Purchase Payments are subject to
further restrictions.
• Investment restrictions limit available
Investment Options.
• Investments will be automatically rebalanced
quarterly.
• Early and Excess Withdrawals may
significantly reduce or end the benefit as
indicated in Appendix C.
• Lifetime Plus Payments are subject to income
taxes, and may also be subject to a 10%
additional federal tax for amounts withdrawn
before age 59 1∕2.
• Lifetime Plus Payments may not begin until
after the relevant Covered Person reaches age
60 (age 65 for version 08.09) and must begin
before age 91.
• Availability of joint Income Payments subject to
age restrictions.
• Quarterly Anniversary Value and Annual
Increase features are subject to limitations and
are unavailable after the Benefit Date.
• If you take less than your annual maximum
Lifetime Plus Payment in a Benefit Year, you
are ineligible for potential automatic annual
Lifetime Plus Payment increases. A Benefit
Year is a period of twelve months beginning on
the Benefit Date or any subsequent Benefit
Anniversary.
• After the Benefit Date: no new Partial
Annuitizations; no additional Purchase
Payments; no AIP or systematic withdrawal
programs; and no free withdrawal privilege
(Lifetime Plus Payments are not subject to
withdrawal charges).
• Full Annuitization of the Contract will end the
benefit, but you may be able to annuitize your
annual maximum Lifetime Plus Payment.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Income Focus
Guaranteed minimum lifetime withdrawal benefit
providing for guaranteed yearly withdrawals /
payments until the death of the Covered
Person(s) if conditions are satisfied.
Also includes a Performance Increase feature
that may increase the benefit before or after the
Benefit Date.
See Appendix C for an example of how we
calculate the Total Income Value.
2.75% for single payments 2.95% for joint payments (as a percentage of the Total Income Value)
• Only available during the Accumulation Phase.
• Additional Purchase Payments are subject to
further restrictions.
• Investment restrictions limit available
Investment Options.
• Investments will be automatically rebalanced
quarterly.
• Early and Excess Withdrawals may
significantly reduce or end the benefit as
indicated in Appendix C.
• Income Focus Payments are subject to income
taxes, and may also be subject to a 10%
additional federal tax for amounts withdrawn
before age 59  1∕2.
• Income Focus Payments may not begin until
the relevant Covered Person reaches age 60
and must begin before age 91.
• Performance Increase feature is subject to
limitations.
• If you take less than your annual maximum
Income Focus Payment in a Benefit Year, you
are ineligible for potential Performance
Increase.
• After the Benefit Date: no new Partial
Annuitizations; no additional Purchase
Payments; no AIP or systematic withdrawal
programs; and no free withdrawal privilege
(Income Focus Payments are not subject to
withdrawal charges).
• Full Annuitization of the Contract will end the
benefit, but you may be able to annuitize your
annual maximum Income Focus Payment.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Lifetime Plus Benefit
Guaranteed minimum lifetime withdrawal benefit
providing for guaranteed yearly withdrawals /
payments until the death of the Covered
Person(s) if conditions are satisfied.
Also includes:
• A quarterly lock-in feature (Quarterly
Anniversary Value) and an annual compound
interest reset feature (5% Annual Increase)
that may increase the benefit before the
Benefit Date.
See Appendix C for an example of how we
calculate the Quarterly Anniversary Value, and
Appendix D for examples of how we calculate
the 5% Annual Increase.
• An automatic annual Lifetime Plus Payment
increase feature that may increase payments
after the Benefit Date.
• A Cumulative Withdrawal Benefit that allows
you to access prior years’ annual maximum
Lifetime Plus Payments that were not
withdrawn. See Appendix D for an example.
1.50% for single payments 1.65% for joint payments (as a percentage of each Investment Option’s average net assets)
• Only available during the Accumulation Phase.
• Investment restrictions limit available
Investment Options.
• Investments will be automatically rebalanced
quarterly.
• Early and Excess Withdrawals may
significantly reduce or end the benefit as
indicated in Appendix C.
• Lifetime Plus Payments are subject to income
taxes, and may also be subject to a 10%
additional federal tax for amounts withdrawn
before age 59  1∕2.
• Lifetime Plus Payments may not begin until the
relevant Covered Person reaches age 55 for
single payments, or age 60 for joint payments,
and must begin before age 91.
• Availability of joint Income Payments subject to
age restrictions.
• Quarterly Anniversary Value, and 5% Annual
Increase features are subject to limitations and
are unavailable after the Benefit Date.
• 5% Annual Increase resets are automatic and
will increase the additional M&E charge by
0.50%.
• Cumulative Withdrawal Value is excluded from
the death benefit.
• If you take less than your annual maximum
Lifetime Plus Payment in a Benefit Year, you
are ineligible for a potential automatic annual
Lifetime Plus Payment increases.
• If we increase the current additional M&E
charge, you may be able to reject the increase
but doing so may reduce the benefit.
• After the Benefit Date: no new Partial
Annuitizations; no additional Purchase
Payments; no AIP or systematic withdrawal
programs; and no free withdrawal privilege
(Lifetime Plus Payments are not subject to
withdrawal charges).
• Cannot be removed from the Contract after the
Benefit Date.
• Full Annuitization of the Contract will end the
benefit, but you may be able to annuitize your
annual maximum Lifetime Plus Payment.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Lifetime Plus 8 Benefit
Guaranteed minimum lifetime withdrawal benefit
providing for guaranteed yearly withdrawals /
payments until the death of the Covered
Person(s) if conditions are satisfied.
Also includes:
• A quarterly lock-in feature (Quarterly
Anniversary Value) and a quarterly simple
interest reset feature (8% Annual Increase)
that may increase the benefit before the
Benefit Date.
See Appendix C for examples of how we
calculate the Quarterly Anniversary Value, and
Appendix D for examples of how we calculate
the 8% Annual Increase.
• An automatic annual Lifetime Plus Payment
increase feature that may increase payments
after the Benefit Date.
• A Cumulative Withdrawal Benefit that allows
you to access prior years’ annual maximum
Lifetime Plus Payments that were not
withdrawn. See Appendix D for an example.
1.60% for single payments 1.75% for joint payments (as a percentage of each Investment Option’s average net assets)
• Only available during the Accumulation Phase.
• Investment restrictions limit available
Investment Options.
• Investments will be automatically rebalanced
quarterly.
• Early and Excess Withdrawals may
significantly reduce or end the benefit as
indicated in Appendix C.
• Lifetime Plus Payments are subject to income
taxes, and may also be subject to a 10%
additional federal tax for amounts withdrawn
before age 59  1∕2.
• Lifetime Plus Payments may not begin until the
relevant Covered Person reaches age 65 and
must begin before age 91.
• Availability of joint Income Payments subject to
age restrictions.
• Quarterly Anniversary Value and 8% Annual
Increase features are subject to limitations and
are unavailable after the Benefit Date.
• 8% Annual Increase resets are automatic.
• Cumulative Withdrawal Value is excluded from
the death benefit.
• If you take less than your annual maximum
Lifetime Plus Payment in a Benefit Year, you
are ineligible for a potential automatic annual
Lifetime Payment increase.
• After the Benefit Date: no new Partial
Annuitizations; no additional Purchase
Payments; no AIP or systematic withdrawal
programs; and no free withdrawal privilege
(Lifetime Plus Payments are not subject to
withdrawal charges).
• Cannot be removed from the Contract after the
Benefit Date.
• Full Annuitization of the Contract will end the
benefit, but you may be able to annuitize your
annual maximum Lifetime Plus Payment.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Investment Protector
Guaranteed accumulation benefit providing a
level of protection for your principal and a
percentage of any annual investment gains.
Target Value Dates occur every 5 years after a
10 year waiting period. Includes an initial Target
Value Date reset feature.
See Appendix C for examples of how we
calculate the Rider Anniversary Value we use to
determine the Target Value. See Appendix G for
an example of the application of the Target
Value.
2.50% (as a percentage of the Target Value)
• Only available during the Accumulation Phase.
• Additional Purchase Payments are subject to
further restrictions.
• Investment restrictions limit available
Investment Options.
• Investments will be automatically rebalanced
quarterly.
• Withdrawals may significantly reduce or end
the benefit as indicated in Appendix C.
• No guaranteed minimum Contract Value before
the first Target Value Date, or between Target
Value Dates.
• Target Value Dates occur every 5th Rider
Anniversary after the first Target Value Date.
• No benefit on a Target Value Date if Contract
Value is greater than Target Value.
• Initial Target Value Date resets are subject to
limitations and restart the 10-year waiting
period before the first Target Value Date.
• If we increase your current rider charge, you
cannot reject the increase without ending the
benefit.
• Full Annuitization of the Contract will end the
benefit.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

Target Date Retirement Benefit
Guaranteed accumulation benefit providing a
level of protection for your principal and a
percentage of any annual investment gains.
Target Value Dates occur every year after a 7
year waiting period. Includes an initial Target
Value Date reset feature.
See Appendix C for an example of how we
calculate the Target Value. See Appendix E for
an example of the application of the Target
Value.
0.40% (as a percentage of each Investment Option’s average net assets)
• Only available during the Accumulation Phase.
• Additional Purchase Payments are not
allowed.
• Investment restrictions limit available
Investment Options.
• Investments will be automatically rebalanced
quarterly.
• Withdrawals may significantly reduce or end
the benefit as indicated in Appendix C.
• No guaranteed minimum Contract Value before
the first Target Value Date, or between Target
Value Dates.
• Target Value Dates occur every Rider
Anniversary after the first Target Value Date.
• No benefit on a Target Value Date if Contract
Value is greater than Target Value.
• Initial Target Value Date resets are subject to
limitations and restart the 7-year waiting period
before the first Target Value Date.
• Full Annuitization of the Contract will end the
benefit.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Target Date 10 Benefit
Guaranteed accumulation benefit providing a
level of protection for your principal and a
percentage of any annual investment gains.
Target Value Dates occur every year after a 10
year waiting period. Includes an initial Target
Value Date reset feature.
See Appendix C for an example of how we
calculate the Target Value. See Appendix E for
an example of the application of the Target
Value.
0.55% (as a percentage of each Investment Option’s average net assets)
• Only available during the Accumulation Phase.
• Additional Purchase Payments are not
allowed.
• Investment restrictions limit available
Investment Options.
• Investments will be automatically rebalanced
quarterly.
• Withdrawals may significantly reduce or end
the benefit as indicated in Appendix C.
• No guaranteed minimum Contract Value before
the first Target Value Date, or between Target
Value Dates.
• Target Value Dates occur every Rider
Anniversary after the first Target Value Date.
• No benefit on a Target Value Date if Contract
Value is greater than Target Value.
• Initial Target Value Date resets are subject to
limitations and restarts the 10-year waiting
period before the first Target Value Date.
• Full Annuitization of the Contract will end the
benefit.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

Bonuses on Purchase Payments	Provides a 6% bonus on Purchase Payments for Bonus Option Contracts.	0.30% higher M&E charge compared to Base Option Contract (as a percentage of each Investment Option’s average net assets)
• Only available on the Bonus Option Contract
class.
• Bonuses only available during the
Accumulation Phase.
• Purchase Payment must be received before
age 81.
• Bonuses not considered part of Purchase
Payments for purposes of Contract guarantees
(including, but not limited to, the Traditional
Death Benefit).
• Additional charge for bonus feature built into
higher M&E charge and higher and longer
withdrawal charge schedule compared to Base
Option Contract.
• Higher charges associated with Bonus Option
Contracts may be greater than any benefit
from bonuses.
• Bonus feature cannot be removed from the
Contract.

10. Income Protector
Income Protector was available from July 22, 2009 through February 28, 2021. Income Protector has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the rider charge, please see the Fee Tables and section 6, Expenses – Optional Living Benefit Rider Charges. Income Protector is also subject to investment restrictions and quarterly rebalancing as discussed in Appendix B.
We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit

VisionTM New York Variable Annuity Prospectus – May 1, 2026

ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Protector
You can remove Income Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Lifetime Plus Payment Overview
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
●
Contract Value determined at the end of the last Business Day before the Benefit Date,
●
highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
●
quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).
The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are set out in the following table.
Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(09.20 through 02.21) available on Contract Version A(1) and B from September 8, 2020 through February 28, 2021	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
(04.20v1 through 08.20v2) available on Contract Version A(1) and B from April 7, 2020 through September 7, 2020	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(09.19 through 03.20) available on Contract Version A(1) and B from September 4, 2019 through April 6, 2020	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(07.19 through 08.19) available on Contract Version A(1) and B from July 2, 2019 through September 3, 2019	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
(05.19 through 06.19) available on Contract Version A(1) and B from May 7, 2019 through July 1, 2019	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
(11.18 through 04.19v2) available on Contract Version A(1) and B from November 6, 2018 through May 6, 2019	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
(08.18 through 10.18) available on Contract Version A(1) and B from August 7, 2018 through November 5, 2018	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.25% 4.75% 5.75%	60 – 64 65 – 79 80+	3.75% 4.25% 5.25%
(03.18 through 07.18) available on Contract Version A(1) and B from March 6, 2018 through August 6, 2018	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.17 through 02.18) available on Contract Version A(1) and B from December 5, 2017 through March 5, 2018	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.17 through 11.17) available on Contract Version A(1) and B from March 7, 2017 through December 4, 2017	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(01.17, 02.17) available on Contract Version A(1) and B from January 3, 2017 through March 6, 2017	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.16) available on Contract Version A(1) and B from December 6, 2016 through January 2, 2017	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(09.16 through 11.16) available on Contract Version A(1) and B from September 6, 2016 through December 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%
(07.16, 08.16) available on Contract Version A(1) and B from July 5, 2016 through September 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payment		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.16, 06.16) available on Contract Version A(1) and B from May 3, 2016 through July 4, 2016	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(04.15, 04.16) available on Contract Version A(1) and B from April 27, 2015 through May 2, 2016	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(10.12) available on Contract Version A(1) and B from October 15, 2012 through April 24, 2015	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(07.12) available on Contract Version A(1) and B from July 23, 2012 through October 12, 2012	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.12) available on Contract Version A(1) and B from April 30, 2012 through July 20, 2012	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(01.12) available on Contract Version A and B from January 23, 2012 through April 27, 2012	8%, which is 2% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.11) available on Contract Version A and B from May 2, 2011 through January 20, 2012	8%, which is 2% applied quarterly	30	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+		4.0% 4.5% 5.5%
(05.10) available on Contract Version A from May 3, 2010 through April 29, 2011	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+		4.0% 4.5% 5.5%

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
			65 – 79 80+	4.5% 5.5%
(1)
Available on Version A Contracts issued on or after April 1, 2009.
● The minimum exercise age that Lifetime Plus Payments can begin is age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector.
● On the Rider Effective Date we established your Contract’s Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”
Benefit Base
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
●
If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
●
If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person’s age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
Quarterly Anniversary Value
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

If the Rider Effective Date was the Issue Date, the Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Quarterly Anniversary Value was initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows:
●
We increase it by the amount of any additional Purchase Payments.
●
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
Annual Increase
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We established your Contract’s number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are included in the Lifetime Plus Payment Overview earlier in this section.
If the Rider Effective Date was the Issue Date, both the Annual Increase and Increase Base were initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, both the Annual Increase and Increase Base were initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
●
We increase them by the amount of any additional Purchase Payments.
●
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:
a + (b x (c – d))
Where:
a	=	The Annual Increase at the end of the prior Business Day.
b	=	The Annual Increase Percentage we set on the Rider Effective Date (which is included in the Lifetime Plus Payment Overview earlier in this section) divided by four.
c	=	The Increase Base at the end of the prior Business Day.
d	=
Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2039.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
FOR BONUS OPTION CONTRACTS: The bonus is not included in the parts of the Quarterly Anniversary Value, Annual Increase or Increase Base based on Purchase Payments.
Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
●
You cannot take new Partial Annuitizations.
●
You cannot make additional Purchase Payments, therefore Traditional Death Benefit Value (if applicable) no longer increases.
●
Any active AIP and/or systematic withdrawal programs end.
●
The free withdrawal privilege is not available.
●
You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
●
The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
●
If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 6, Expenses – Optional Death Benefit Rider Charge.
●
If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.
●
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.
●
Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.
●
Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
●
Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
●
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
●
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person’s current age. The Payment Percentages table for the Income Protector rider is included in the Lifetime Plus Payment Overview earlier in this section. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 4, Investment Options – Transfers Between Investment Options, and Appendix B – Investment Restrictions for Optional Benefits.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Any partial Excess Withdrawal must comply with the restrictions in section 7, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
● For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

● For required annuitization, if on the Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply. For more information, see section 8, The Annuity Phase.

Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
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If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your current annual maximum Lifetime Plus Payment (after reduction for any Excess Withdrawals) by 5%.
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If the Payment Percentage determined by using the Covered Person’s current age increased, and this increased Payment Percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. For example, if the Covered Person has reached age 65, and their Payment Percentage increased from 3.50% to 4.00% we increase the annual maximum Lifetime Plus Payment if 4.00% of the Contract Value at the end of the prior Business Day results in a higher payment. The Payment Percentages table for Income Protector is included in the Lifetime Plus Payment Overview earlier in this section.

Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
Taxation of Lifetime Plus Payments
We treat Lifetime Plus Payments as withdrawals for tax purposes while your Contract Value is positive, and once your Contract Value is reduced to zero we intend to treat Lifetime Plus Payments as Annuity Payments for tax purposes. For more information, see section 13, Taxes – Taxation of Lifetime Payments.
When Income Protector Ends
Income Protector ends on the earliest of the following.
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The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
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For Income Protector (08.09 through 01.12), the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
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The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
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The Business Day before the Income Date if you take a Full Annuitization.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

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The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
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The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
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Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues.
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The date of death of the last surviving Covered Person.
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The Business Day the Contract ends.

● For Income Protector (05.12 through 02.21), an assignment or change of ownership does not change the Covered
Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or
Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual
Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income
Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

11. Bonus Option Contracts
We designed the Bonus Option for Owners who believe this benefit’s additional costs are offset by the bonus’ returns. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81 (or the Annuitant reaches age 81 if Owner is a non-individual). After a withdrawal, we only apply a bonus to the part of additional Purchase Payments that are greater than total Purchase Payments previously withdrawn. The Bonus Option was only available at issue on Version A Contracts from October 1, 2007 through April 29, 2011, and Version B Contracts from May 2, 2011 through April 26, 2013. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 6, Expenses.
The bonus is subject to the following terms.
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We include the bonus in any part of a guaranteed value based on Contract Value, but not in any part of a guaranteed value based on Purchase Payments.
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We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
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All bonus gains and losses are part of your Contract Value.
We pay all bonus amounts from the general account assets of Allianz Life of New York. The Bonus Option’s higher M&E charge and withdrawal charge compensate us for providing the bonus, including our contractual obligation to make certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than bonus. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

● The bonus may be more than offset by the Bonus Option’s higher M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.
● The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit complies with IRA requirements.

12. Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Contract included the Traditional Death Benefit, the standard death benefit, for no additional charge. When you purchased this Contract, you could instead have selected the optional Maximum Anniversary Death Benefit or Quarterly Value Death Benefit as discussed in this section. The death benefit is the greater of Contract Value, or the guaranteed death

VisionTM New York Variable Annuity Prospectus – May 1, 2026

benefit value which is either the Traditional Death Benefit Value if you have the Traditional Death Benefit, the Maximum Anniversary Value if you have the Maximum Anniversary Death Benefit, or the Quarterly Anniversary Value if you have the Quarterly Value Death Benefit.
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Investment Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Traditional Death Benefit (Standard Death Benefit)
The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Cumulative Withdrawals, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
The Traditional Death Benefit ends upon the earliest of the following:
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The Business Day before the Income Date that you take a Full Annuitization.
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The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.
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The Business Day the Contract ends.

● For Bonus Option Contracts: Bonus amounts are included in the parts of the Traditional Death Benefit based on
Contract Value, but are not included in the parts of the Traditional Death Benefit based on Purchase Payments.

● For Contracts with one of the Lifetime Benefits, Target Date Benefits, Income Focus, Investment Protector,
or Income Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value.
In addition, each lifetime payment, Cumulative Withdrawal, and Excess Withdrawal reduces the Traditional Death
Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge). Taking lifetime payments, Cumulative Withdrawals, and Excess Withdrawals may cause the Traditional Benefit to end.

Optional Death Benefits
Maximum Anniversary Death Benefit
We designed the Maximum Anniversary Death Benefit to lock in any annual investment gains to provide an increased death benefit for Beneficiaries. We offered three versions of the Maximum Anniversary Death Benefit.
Maximum Anniversary Death Benefit version 1. Available only at issue on Version A Contracts issued from September 20, 2010 through April 29, 2011. It did not require selection of an Additional Required Death Benefit.
Maximum Anniversary Death Benefit version 2. Available only at issue on Version B Contracts issued from May 2, 2011 through April 27, 2012. It did require selection of an Additional Required Death Benefit. If you remove the Additional Required Benefit, after the Additional Required Benefit’s rider termination date, you can continue to receive future annual lock ins, and we continue to assess the Maximum Anniversary Death Benefit’s additional M&E charge.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Maximum Anniversary Death Benefit version 3. Available only at issue on Version B Contracts issued from April 30, 2012 through April 26, 2013. It did require selection of an Additional Required Death Benefit. If you remove the Additional Required Benefit, after the Additional Required Benefit’s rider termination date, you do not receive any future annual lock ins and we no longer assess the Maximum Anniversary Death Benefit’s additional M&E charge.
You cannot remove the Maximum Anniversary Death Benefit from your Contract. The Maximum Anniversary Death Benefit carries an additional 0.30% M&E charge as described in the Fee Tables and section 6, Expenses.
The Maximum Anniversary Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Maximum Anniversary Value. For a sole Beneficiary, we determine the Maximum Anniversary Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Maximum Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Maximum Anniversary Value was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Maximum Anniversary Value as follows:
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We increase it by the amount of any additional Purchase Payments.
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We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Cumulative Withdrawals, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Contract Anniversary before the end date, we compare the Maximum Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Maximum Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock-ins of any annual investment gains.
The end date occurs on the earliest of:
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the rider termination date if you remove an Additional Required Benefit and you have Maximum Anniversary Death Benefit version 3 (this provision does not apply to Maximum Anniversary Death Benefit version 1 or version 2);
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the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
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the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
The Maximum Anniversary Death Benefit ends upon the earliest of the following:
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The Business Day before the Income Date that you take a Full Annuitization.
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The Business Day that the Maximum Anniversary Value and Contract Value are both zero.
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The Business Day the Contract ends.
Quarterly Value Death Benefit
We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. The Quarterly Value Death Benefit was available only at issue on Version A Contracts issued from October 1, 2007 through March 7, 2010. It did not require selection of an Additional Required Death Benefit. You cannot remove the Quarterly Value Death Benefit from your Contract. The Quarterly Value Death Benefit carries an additional 0.30% M&E charge as described in the Fee Tables and section 6, Expenses.
The Quarterly Value Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value. For a sole Beneficiary, we determine the Quarterly Value Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Quarterly Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
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We increase it by the amount of any additional Purchase Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

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We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments,  Cumulative Withdrawals, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock-ins of any quarterly investment gains.
The end date occurs on the earliest of:
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the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
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the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
The Quarterly Value Death Benefit ends upon the earliest of the following.
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The Business Day before the Income Date that you take a Full Annuitization.
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The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
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When the Contract ends.

● If you have Income Protector, a Lifetime Benefit, or Income Focus your Contract Value decreases with each lifetime payment, Cumulative Withdrawal, Excess Withdrawal, and benefit charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Maximum Anniversary Value or Quarterly Anniversary Value.
Taking lifetime payments, Cumulative Withdrawals, and Excess Withdrawals may cause the Maximum
Anniversary Death Benefit or Quarterly Value Death Benefit to end.

● For Bonus Option Contracts: The bonus is not included in the parts of the Maximum Anniversary Death Benefit or Quarterly Value Death Benefit based on Purchase Payments.
Death of the Owner and/or Annuitant
Appendix A to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different phases of the Contract.
Death Benefit Payment Options During the Accumulation Phase
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For 403(b) Contracts and Qualified Contracts purchased through a qualified plan, spousal continuation is only available through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is the Traditional Death Benefit Value if the Traditional Death Benefit applies, the Maximum Anniversary Value if the Maximum Anniversary Death Benefit applies, or the Quarterly Anniversary Value if the Quarterly Value Death Benefit applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions. For Contracts with Income Protector, a Lifetime Benefit, Income Focus, Investment Protector, or a Target Date Benefit, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
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he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and
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he or she is subject to any remaining withdrawal charge.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Death Benefit Payment Options
The following applies to Non-Qualified Contracts. Different rules may apply to Qualified Contracts. For more information, please see section 13, Taxes – Distributions Upon the Owner’s Death (or Annuitant’s Death if the Owner is a Non-Individual).
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and an M&E charge of either 1.90% for a Bonus Option Contract, or 1.40% for all other Contract classes. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2, or 5 as described under “Annuity Payment Options” in section 8. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and an M&E charge of either 1.90% for a Bonus Option Contract, or 1.40% for all other Contract classes.
Distribution from Non-Qualified Contracts under Option C must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

13. Taxes
This section provides a summary explanation of the tax ramifications of your Contract. We do not provide tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Code for annuities.
There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified. Generally, any taxable distribution is subject to income taxes at ordinary income tax rates (instead of capital gains rates).
If you did not purchase one of the various types of Qualified Contracts described in this section, the Contract is referred to as a Non-Qualified Contract.
This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
Qualified Contracts
If you purchased the Contract as an IRA, Roth IRA, SEP IRA, 403(b), or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to certain restrictions under the Code, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must have been purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve-month period from all of the IRAs you currently own. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it appropriate for an IRA or qualified retirement plan.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

We previously offered the following types of Qualified Contracts to an individual.
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IRA (traditional IRA). Section 408 of the Code permits eligible individuals to fund IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. Contributions must be made in cash. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of IRAs or qualified retirement plans that are transferred or rolled over on a tax-deferred basis into an IRA.
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Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash. The limit on the amount contributed to a Roth IRA does not apply to distributions from certain other types of IRAs or qualified retirement plans that are transferred or rolled over (conversion) into a Roth IRA.
Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
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SEP IRA. Employers may establish SEP IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
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403(b) Contracts. Section 403(b) of the Code allows employees of certain 503(c) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. We do not currently accept any contributions to a 403(b) Contract.
We previously offered the following type of Qualified Contract to a qualified retirement plan.
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Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract was purchased for a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory, plan administrator, or plan trustee for the plan was required to make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the plan administrator instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants, and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Summary of Individuals and Entities That Can Own a Qualified Contract
We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can own the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
SEP IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans
A qualified retirement plan is the Owner and the Annuitant must be an individual who is a participant in the plan. If the qualified retirement plan is a defined benefit plan, the individual must be the only participant in the plan.

403(b)	Must have the same individual as Owner and Annuitant.
Non-Qualified Contracts
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
Non-Qualified Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and any Contract earnings may be taxable every year.
Taxation of Withdrawals
Section 72 of the Code governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until a distribution occurs, either in the form of withdrawals or as Annuity Payments.
For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis, which means the withdrawal is fully taxable, except for qualified distributions from Roth IRAs and IRAs where you have separately tracked and reported any after-tax contributions that you have made.
For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). The withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
Distributions from a Roth IRA are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1∕2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to taxation. Please be aware that each Roth IRA conversion has its own five year holding period requirement for purposes of determining if the 10% additional federal tax described below applies.
10% Additional Federal Tax
Withdrawals (whether partial or full) and Annuity Payments taken before age 59 1∕2 are subject to a 10% additional federal tax unless an exception applies. The exceptions are different for Qualified Contracts and Non-Qualified Contracts, and are also different for IRAs and qualified plans. If the Contract is jointly owned, we send one check payable to both Joint Owners and we tax report to both Joint Owners based on the age of the older Joint Owner.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Exceptions to the 10% Additional Federal Tax for Qualified Contracts
1)
distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1∕2;
2)
distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)
distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)
distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)
distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)
distributions made on account of an IRS levy upon the Qualified Contract;
7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)
distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)
distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)
distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)
distributions made to a reservist or national guardsman called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period;
12)
distributions that are corrective distributions (and associated earnings) of excess contributions, excess aggregate contributions and excess deferrals, made timely;
13)
distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000);
14)
distributions that are qualified disaster recovery distributions;
15)
distributions due to having a terminal illness;
16)
distributions that are emergency personal expense distributions up to $1,000; and
17)
distributions that are eligible distributions as a domestic abuse victim, not to exceed the lesser of $10,000 or 50% of the IRA or qualified plan vested benefit value.
With respect to (13) through (17) above, a qualified birth or adoption distribution, a qualified disaster recovery distribution, a terminal illness distribution, an emergency personal expense distribution and an eligible distribution as a domestic abuse victim may each be repaid any time within the 3-year period from the date the distribution was received in one or more contributions into an IRA or qualified retirement plan (if you are eligible to make a contribution to the qualified retirement plan). The repayment contribution will be treated as a rollover into the IRA or qualified retirement plan.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1∕2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments may also result in a modification of the payments. You should obtain competent tax advice before you take any partial withdrawals or make additional Purchase Payments.
Exceptions to the 10% Additional Federal Tax for Non-Qualified Contracts
1)
paid on or after you reach age 59 1∕2;
2)
paid after you die;
3)
paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)
paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)
paid as annuity payments under an immediate annuity; or
6)
that come from Purchase Payments made before August 14, 1982.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1∕2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Non-Qualified Annuity Medicare Tax
Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) This tax does not apply to distributions from Qualified Contracts. Please consult a tax adviser for more information.
Payments for Financial Adviser Fees
Any financial adviser fees that you choose to have us pay from this Contract to your Financial Professional or Financial Professional’s firm may result in a taxable distribution. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.
RMDs From Qualified Contracts
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime.
For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which the RMD age is reached. The RMD age is:
●
if date of birth is on or before June 30, 1949, age 70.5;
●
if date of birth is on and after July 1, 1949, and before January 1, 1951, age 72;
●
if date of birth is on and after January 1, 1951, and before January 1, 1960, age 73; and
●
if date of birth is on and after January 1, 1960, age 75.
Under a qualified plan or 403(b), the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach the age noted for IRAs above or retire.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 25% excise tax is imposed as to the amount not distributed. The 25% is reduced to 10% if a distribution of the amount needed to satisfy the RMD is taken within two years and prior to the date the excise tax is assessed or imposed. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
Diversification
Code Section 817(h) and accompanying Treasury Department Regulations impose diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all available Investment Options be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in

VisionTM New York Variable Annuity Prospectus – May 1, 2026

this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
Taxation of Lifetime Payments
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes while your Contract Value is positive. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. While tax law is not entirely clear as to the proper tax treatment, once your Contract Value is reduced to zero we intend to treat Lifetime Plus Payments as Annuity Payments for tax purposes. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, and may also be subject to a 10% additional federal tax. If you begin lifetime payments before age 59 1∕2 the payments may be subject to a 10% additional federal tax. In addition, if the Contract is jointly owned, we tax both Joint Owners based on the age of the older Joint Owner.
Taxation of Annuity Payments
For Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. The exclusion ratio is a calculation that causes a portion of each Annuity Payment to be non-taxable, based upon the percentage of your Contract Value that is from Purchase Payments. We determine the exclusion ratio for variable Annuity Payments by dividing the investment in the Contract (adjusted for any guaranteed period or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any guaranteed period or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable.
Generally, Annuity Payments from Qualified Contracts are fully taxable unless you have separately tracked and reported any after-tax contributions that you have made. Annuity Payments that are qualified distributions from Roth IRAs are federal income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent advice about the tax consequences of any distributions.
Distributions Upon the Owner’s Death (or Annuitant’s Death If the Owner Is a Non-Individual)
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after you annuitize the Contract, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before you annuitize the Contract, the Contract’s entire interest must be distributed within five years after the Owner’s date of death.
These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.
However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex

VisionTM New York Variable Annuity Prospectus – May 1, 2026

marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Upon death of an Owner of a Qualified Contract, the payment options described below are available to Beneficiaries of Owners who die on or after January 1, 2020. The rules discussed below reference IRA Contracts, but similar rules also apply to qualified retirement plans. With some exceptions, IRA Beneficiaries must receive their entire death benefit by December 31 of the year containing the tenth anniversary of the IRA Owner’s death.
The payment options for IRA Beneficiaries differ depending on several factors, including whether a Beneficiary is an Eligible Designated Beneficiary (EDB). An EDB includes any Beneficiary of the deceased IRA Owner who at time of death is: 1) the surviving spouse, 2) an individual not more than ten years younger than the IRA Owner, 3) a minor child of the IRA Owner, 4) a chronically ill individual, or 5) disabled individual. EDB status is determined at the IRA Owner’s death.
If you are an EDB, then you can begin RMD payments based on your single life expectancy (“stretch payments”) in the year following the deceased Owner’s death. You must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death (but see the exception for a spouse Beneficiary below). If you are an EDB that elected to receive payments over your life expectancy, once you die, then your beneficiary must receive their entire death benefit by December 31 of the year containing the tenth anniversary of your death. Your beneficiary must in certain circumstances continue stretch payments during this 10-year period.
For a minor child Beneficiary, the payments based on life expectancy may continue only until the minor child reaches the age of majority (age 21). The minor child Beneficiary must receive their entire death benefit by December 31 following the tenth anniversary of reaching the age of majority, with RMD payments required during this period.
If you were the spouse Beneficiary of the deceased Owner’s IRA Contract and your spouse had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 73 (age 75 if your spouse would have reached age 74 after December 31, 2032). Alternatively, if the deceased Owner had already reached the date at which he/she was required to begin receiving RMD payments, you must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death.
If you are a designated Beneficiary (generally an individual), but are not an EDB, the entire death benefit must be distributed by December 31 of the year containing the tenth anniversary of the IRA Owner’s death. If you die before the end of the ten-year period and the entire death benefit has not been distributed, your beneficiary must receive the entire death benefit by the same date you would have been required to receive the death benefit. You must receive an RMD each year if the Owner died on or after their required beginning date.
If the Beneficiary of the IRA Contract is a trust, Treasury Regulations provide “see-through” treatment for trusts that meet certain requirements. If such treatment applies, the beneficiaries of the trust, rather than the trust itself will be treated as having been designated as Beneficiaries of the IRA Contract for purposes of determining the distribution period for RMD payments. Individuals are encouraged to seek guidance from their own tax professional or legal counsel to determine how these new rules apply to their particular situation.
If the IRA Beneficiary is not a “designated beneficiary” (e.g., beneficiary is an estate, charity, or a trust that does not meet the requirements for “see-through” treatment), then the payment options are as follows. If the IRA Owner had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then these IRA Beneficiaries must receive their entire death benefit by December 31 of the year containing the fifth anniversary of the IRA Owner’s death. Alternatively, if the deceased Owner had already reached the date at which he/she was required to begin receiving RMD payments, these IRA Beneficiaries can begin RMD payments based on the single life expectancy of the Owner in the year of the deceased Owner’s death, reduced by one. These Beneficiaries must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

When the IRA Owner died before January 1, 2020, and the Beneficiary had elected stretch payments, the stretch payments can continue to the Beneficiary. But once that Beneficiary dies, the successor beneficiary must receive any remaining death benefit by December 31 of the year containing the tenth anniversary of the original Beneficiary’s death. The successor beneficiary must receive an RMD payment each year.
Annuitization options that a Beneficiary may elect at the IRA Owner’s death must comply with death benefit payment rules. Also, if an IRA Owner elected an annuitization option and then dies, action may be needed by the Beneficiary if any remaining Annuity Payments do not comply with the death benefit payment rules for a Beneficiary.
Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of a non-qualified annuity contract(s) to a different non-qualified annuity contract, or all of a life insurance policy for a non-qualified annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.
Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
●
you might have to pay a withdrawal charge on your previous contract,
●
unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,
●
other fees and expenses under this Contract may be higher (or lower),
●
the benefits may be different, and
●
you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale.
Multiple Non-Qualified Contracts Purchased In the Same Year By the Same Owner
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before requesting a distribution if you purchased more than one Non-Qualified Contract in any calendar year period.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned, pledged, or transferred to another individual. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Non-Qualified Contract (an ownership change) without adequate consideration to a person other than their spouse (or to a former spouse incident to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income. An Owner should consult a tax adviser before requesting an assignment, transfer, or pledge.
Income Tax Withholding
Any part of a distribution that is taxable to the Owner or Beneficiary is subject to federal and/or state income tax withholding. Generally, we withhold amounts from Annuity Payments at the same rate as wages, and we withhold 10% from non-periodic payments, such as withdrawals. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Certain distributions from retirement plans qualified under Code Section 401 and 403(b) Contracts that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
●
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
●
RMDs; or
●
any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
●
hardship withdrawals.
Plan participants should consult a tax adviser regarding income tax withholding requirements.
Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.

14. Other Information
Additional Services
The following services may be available to you under your Contract at no additional charge. Certain restrictions may apply and you should consult with your Financial Professional before deciding whether to elect additional services. In order to take advantage of these services, you will need to complete the appropriate election form that is available from our Service

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Center. The election forms contain more specific information regarding each service and when transactions are processed. We reserve the right to discontinue or modify any or all of these services at any time and for any reason.
●
Automatic Investment Plan (AIP). Under the AIP, you are able to make additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking, or brokerage account. AIP Purchase Payments, including the initial amount if you own Income Protector or Income Focus, must comply with the allocation requirements and restrictions.
To make changes to AIP for the current month, we must receive your request in Good Order before the end of the Business Day that is at least five Business Days before the scheduled AIP processing date. AIP ends automatically as follows:
−
if you begin Annuity Payments, AIP ends on the last Business Day before the Income Date; or
−
if you have Income Protector or Income Focus, AIP ends on the Benefit Date.

AIP is not available if you have Investment Protector, a 403(b) Contract, or a Qualified Contract purchased through a qualified plan.
●
Flexible Rebalancing Program. You can direct us to automatically rebalance your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your direction. We do not currently count a rebalance as a free transfer. For information about how to start the program, please contact our Service Center. To change or end this program, we must receive your request in Good Order before the end of the last Business Day immediately preceding the scheduled flexible rebalancing transfer in order for the update to take effect in the same month.

This program is not available if you have Income Protector, Income Focus, Investment Protector, a Lifetime Benefit, or a Target Date Benefit.
●
Systematic Withdrawal Program. You can request to receive automatic withdrawal payments monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. There is no minimum or maximum on the amount you can withdraw under this program. For information about how to start the program, please contact our Service Center. This program ends at your request or when you withdraw your total Contract Value.

– During the withdrawal charge period, systematic withdrawals are subject to ordinary income taxes, may be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2, and, for amounts in excess of the free withdrawal privilege, are subject to a withdrawal charge.

– The systematic withdrawal program is not available while you are receiving RMD payments, Lifetime Plus Payments, or Income Focus Payments.
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at https://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of our products. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

ALFS does not itself sell our products on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of our products. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
The following table shows the aggregate dollar amount of underwriting commissions paid to ALFS for each of Allianz Life of New York’s last three fiscal years. The underwriter did not retain any part of the commissions.
	2023	2024	2025
Commission paid	$3,580,234.93	$3,484,392.12	$3,249,396.52
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and expenses imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of our products may receive payments from us for administrative and other services that do not directly involve sales of our products, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
●
marketing services and increased access to their Financial Professionals;
●
costs associated with sales conferences and educational seminars;
●
the cost of client meetings and presentations; and
●
other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of underlying funds that are available through the annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
Some Financial Professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
The Funds may pay a Rule 12b-1 fee to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Fund’s plan. These fees typically equal 0.25% of a Fund’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an underlying Fund may make payments for administrative services to ALFS or its affiliates.
Additional Credits for Certain Groups
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower administrative expenses or better than expected mortality or persistency experience.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life Insurance Company of North America (as service provider

VisionTM New York Variable Annuity Prospectus – May 1, 2026

for the Contracts) also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
●
maintenance of the Contracts,
●
maintenance of Owner records, and
●
routine customer service including:
−
processing of Contract changes,
−
processing withdrawal requests (both partial and total), and
−
processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Legal Proceedings
Like other life insurance companies, we from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.

15. Financial Statements
The financial statements of Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C are contained in the SAI. The SAI is available, free of charge, from us upon request, by calling (800) 624-0197, or by sending an email request to prospectus.request@allianzlife.com.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Appendix A – Investment Options Available Under the Contract
The following includes information about the Funds available under the Contract. More information about the Funds is available in the Funds’ prospectuses, which may be amended from time to time and can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to prospectus.request@allianzlife.com. Depending on the optional benefits you chose, you may not be able to invest in certain Investment Options. See Appendix B - Investment Restrictions for Optional Benefits.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Long-term capital appreciation with preservation of capital as an important consideration	AZL® Balanced Index Strategy Fund Adviser: Allianz Investment Management LLC	0.71%	13.34%	5.37%	6.88%
Long-term capital appreciation	AZL® DFA Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.87%	15.03%	7.44%	7.91%
Exceed total return of the Bloomberg Capital U.S. Aggregate Bond Index	AZL® Enhanced Bond Index Fund Adviser: Allianz Investment Management LLC Subadviser: BlackRock Financial Management, Inc.	0.66%	6.86%	-0.72%	1.65%
High level of current income while maintaining prospects for capital appreciation	AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.71%	11.22%	6.11%	7.58%
High level of current income	AZL® Fidelity Institutional Asset Management® Total Bond Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.91%	7.64%	0.31%	2.85%
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.65%	3.70%	2.62%	1.57%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Seeks to match the performance of the MSCI EAFE® Index as closely as possible	AZL® International Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.70%	30.72%	8.32%	7.67%
Seeks to match the performance of the Standard & Poor’s MidCap 400® Index as closely as possible	AZL® Mid Cap Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.60%	6.90%	8.48%	10.22%
Long-term capital appreciation	AZL® Moderate Index Strategy Fund(1) Adviser: Allianz Investment Management LLC	0.68%	14.69%	6.55%	8.02%
Seeks to match the performance of the MSCI World Index as closely as possible	AZL® MSCI Global Equity Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.68%	20.77%	11.77%	10.93%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.73%	10.70%	4.85%	5.95%
Long-term capital appreciation	AZL® MVP DFA Multi-Strategy Fund(1,2) Adviser: Allianz Investment Management LLC	0.87%	12.05%	6.85%	6.78%
High level of current income while maintaining prospects for capital appreciation	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.83%	7.91%	5.26%	5.83%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Global Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.79%	10.79%	4.59%	5.47%
Long-term capital appreciation	AZL® MVP Growth Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.69%	11.80%	7.67%	7.78%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Long-term capital appreciation	AZL® MVP Moderate Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.73%	11.26%	5.93%	6.65%
Long term capital appreciation with preservation of capital as an important intermediate-term objective	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund(2) Adviser: Allianz Investment Management LLC	0.88%	8.39%	7.78%	8.71%
Seeks to match the total return of the Russell 1000® Growth Index	AZL® Russell 1000 Growth Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.69%	17.79%	14.74%	17.47%
Seeks to match the total return of the Russell 1000® Value Index	AZL® Russell 1000 Value Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.69%	15.11%	10.73%	9.86%
Seeks to match total return of the S&P 500®	AZL® S&P 500 Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.50%	17.33%	13.87%	14.25%
Seeks to match performance of the S&P SmallCap 600 Index®	AZL® Small Cap Stock Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.61%	5.46%	6.66%	9.20%
Long-term capital appreciation with preservation of capital as an important intermediate-term objective	AZL® T. Rowe Price Capital Appreciation Fund(1) Adviser: Allianz Investment Management LLC Subadviser: T. Rowe Price Associates, Inc./T. Rowe Price Investment Management, Inc.	1.00%	11.50%	9.01%	10.85%
Long-term growth of capital	Davis VA Financial Portfolio(1,3) Adviser: Davis Selected Advisers, L.P.	0.75%	29.12%	18.15%	12.94%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Income	Franklin U.S. Government Securities VIP Fund – Class 2(1,3) Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Maximize total return	LVIP JPMorgan Core Bond Fund – Service Class(1) Adviser: Lincoln Investment Advisors Corporation Subadviser: J.P. Morgan Investment Management, Inc.	0.71%	7.15%	N/A	N/A
Total return with an emphasis on current income, but also considering capital appreciation	MFS Total Return Bond Series – Service Class(1) Adviser: Massachusetts Financial Services Company	0.78%	6.94%	-0.09%	2.38%
Total return which exceeds that of its benchmark	PIMCO Balanced Allocation Portfolio – Admin. Class(1) Adviser: Pacific Investment Management Company LLC	0.86%	16.22%	6.28%	7.15%
Maximum real return consistent with prudent investment management	PIMCO CommodityRealReturn® Strategy Portfolio – Admin. Class(1) Adviser: Pacific Investment Management Company LLC	3.19%	18.79%	10.55%	6.54%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Emerging Markets Bond Portfolio – Admin. Class(1,3) Adviser: Pacific Investment Management Company LLC	1.17%	15.01%	2.45%	5.08%
Total return which exceeds that of its benchmark	PIMCO Global Core Bond (Hedged) Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	1.13%	6.73%	0.78%	3.16%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO High Yield Portfolio – Admin. Class(1,3) Adviser: Pacific Investment Management Company LLC	0.81%	8.97%	3.98%	5.59%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Long-Term U.S. Government Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	2.48%	6.31%	-6.79%	-0.36%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio – Admin. Class(1,3) Adviser: Pacific Investment Management Company LLC	1.39%	7.87%	1.22%	3.20%
Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management	PIMCO StocksPLUS® Global Portfolio – Advisor Class(1) Adviser: Pacific Investment Management Company LLC	0.93%	24.25%	10.89%	11.08%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	0.73%	8.90%	0.02%	2.36%
High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund – Class 2(1,3) Adviser: Franklin Advisers, Inc.	0.75%	15.73%	-0.96%	-0.15%
(1)
This Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
(2)
This Fund is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). For more information see Principal Risks of Investing in the Contract – Managed Volatility Investment Option Risk, or refer to the Fund’s prospectus.
(3)
This Investment Option is only available to Contracts issued before October 16, 2017.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix A

Appendix B – Investment Restrictions for Optional Benefits
If you have Income Protector, Income Focus, Investment Protector, a Lifetime Benefit, or a Target Date Benefit, your Contract is subject to investment restrictions, as summarized in this appendix.
If your Contract is subject to investment restrictions, your Contract is also subject to automatic quarterly rebalancing. We rebalance your Contract Value according to your future Purchase Payment allocation instructions at the end of the last Business Day before each Quarterly Anniversary. If you have Investment Protector or a Target Date Benefit we adjust your allocation instructions if they do not comply with the allowed maximums summarized in this appendix as described further in the prospectus. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these allocation instructions must comply with your benefit’s restrictions or we reject your change.
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. For a Lifetime Benefit, Investment Protector, or Target Date Benefit we may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option is removed or substituted, we send you written notice 30 days before the removal or substitution date.
We put these restrictions in place to support your benefit’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value, Benefit Base and Lifetime Plus Payment increases for Income Protector and Lifetime Benefits, Performance Increases for Income Focus, and Target Value for Investment Protector and Target Date Benefits.
Income Protector
If you have Income Protector, you may allocate Contract Value only to the Investment Options listed below. The version identifier is located in your rider.
Investment Options Available with Versions:
11.17, 12.17, 01.18, 02.18, 03.18, 04.18, 05.18, 06.18, 07.18, 08.18, 09.18, 10.18, 11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1, 04.19v2,
05.19, 06.19, 07.19, 08.19, 09.19, 10.19, 11.19, 12.19, 01.20, 02.20, 03.20, 04.20, 05.20, 06.20, 07.20, 08.20, 09.20, 10.20, 11.20,
12.20, 01.21, 02.21

AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy
Fund

AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio
PIMCO Balanced Allocation Portfolio
PIMCO Global Core Bond (Hedged) Portfolio
PIMCO Total Return Portfolio

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

Investment Options Available with Versions:
01.12, 05.12, 07.12, 10.12, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16, 11.16, 12.16, 01.17, 02.17, 03.17, 04.17, 05.17,
06.17, 07.17, 08.17, 09.17, 10.17

AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Government Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy
Fund
AZL MVP Growth Index Strategy Fund

AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Franklin U.S. Government Securities VIP Fund*
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio
PIMCO Balanced Allocation Portfolio
PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*

Investment Options Available with Versions: 08.09, 05.10, 05.11
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy
Fund
AZL MVP Growth Index Strategy Fund

AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Franklin U.S. Government Securities VIP Fund*
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio
PIMCO Balanced Allocation Portfolio
PIMCO Emerging Markets Bond Portfolio*
PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*

*
Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to Income Protector’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.
Income Focus
If you have Income Focus, you may allocate Contract Value only to the Investment Options listed below.
Income Focus Available Investment Options:
AZL MVP Balanced Index Strategy Fund AZL MVP DFA Multi-Strategy Fund AZL MVP Global Balanced Index Strategy Fund AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL MVP Growth Index Strategy Fund AZL MVP Moderate Index Strategy Fund AZL MVP T. Rowe Price Capital Appreciation Plus Fund PIMCO Balanced Allocation Portfolio

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

Lifetime Benefits
If you have a Lifetime Benefit, you may allocate Contract Value only as specified below. If you have a Lifetime Benefit for which we offered multiple versions, you can identify your version based on your date of election as set forth in the table below.
Lifetime Benefit	Available Dates
Lifetime Plus Benefit (only version)	10/1/2007 - 3/31/2009
Lifetime Plus 8 Benefit version 1	8/7/2008 - 1/23/2009
Lifetime Plus 8 Benefit version 2	1/26/2009 - 1/23/2009
If you have Lifetime Plus Benefit and your rider effective date is on or after January 26, 2009, or if you have Lifetime Plus 8 Benefit version 2, we require you to allocate 100% of your total Contract Value to Investment Option Group C.
If you have the Lifetime Plus Benefit and your rider effective date is before January 26, 2009, or if you have Lifetime Plus 8 Benefit version 1:
●
You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.
●
You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.
●
We do not limit allocations to Investment Option Group C.
Group A Investment Options
AZL Small Cap Stock Index Fund Davis VA Financial Portfolio*	PIMCO CommodityRealReturn® Strategy Portfolio

Group B Investment Options
AZL International Index Fund AZL Mid Cap Index Fund AZL Russell 1000 Growth Index Fund AZL Russell 1000 Value Index Fund	AZL S&P 500 Index Fund PIMCO StocksPLUS® Global Portfolio AZL MSCI Global Equity Index Fund

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy
Fund

AZL T. Rowe Price Capital Appreciation Fund
AZL MVP Growth Index Strategy Fund
Franklin U.S. Government Securities VIP Fund*
PIMCO Emerging Markets Bond Portfolio*
PIMCO Global Core Bond (Hedged) Portfolio
PIMCO Balanced Allocation Portfolio
PIMCO High Yield Portfolio*
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*

*
Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to the Lifetime Benefit’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.
Investment Protector
If you have Investment Protector, you may allocate Contract Value only as specified below. The version identifier is located in your rider.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

Investment Protector – Versions 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16
If you have a version of Investment Protector listed immediately above, you may allocate your Contract Value to the Investment Options in Table 1 below, subject to the limitations set forth in Table 2 thereafter.
TABLE 1: Available Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund

AZL MVP Growth Index Strategy Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
PIMCO Balanced Allocation Portfolio
PIMCO StocksPLUS® Global Portfolio

Fixed Income Group
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
Franklin U.S. Government Securities VIP Fund*
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio

PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Long-Term U.S. Government Portfolio
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*

*
Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to Investment Protector’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity Group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income Group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity Group and you must have at least 30% in the Fixed Income Group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to ˂ 94% of TV	CV = 82% to ˂ 88% of TV	CV = 76% to ˂ 82% of TV	CV = 70% to ˂ 76% of TV	CV = 64% to ˂ 70% of TV	CV = 58% to ˂ 64% of TV	CV = 52% to ˂ 58% of TV	CV = 46% to ˂ 52% of TV	CV = 40% to ˂ 46% of TV	CV = 34% to ˂ 40% of TV	CV = 28% to ˂ 34% of TV	CV = 22% to ˂ 28% of TV	CV = 16% to ˂ 22% of TV	CV = 10% to ˂ 16% of TV	CV = 4% to ˂ 10% of TV	CV ˂ 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

Investment Protector – Versions 08.09, 05.10, 01.12
If you have a version of Investment Protector listed immediately above, you may allocate your Contract Value to the Investment Options in Table 1 below, subject to the limitations set forth in Table 2 thereafter.
TABLE 1: Available Investment Option Groups
Group A
AZL MVP Growth Index Strategy Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio* PIMCO CommodityRealReturn® Strategy Portfolio

Group B/X
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund

AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
PIMCO Balanced Allocation Portfolio
PIMCO StocksPLUS® Global Portfolio

Group Y
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
Franklin U.S. Government Securities VIP Fund
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio
PIMCO Emerging Markets Bond Portfolio*

PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Long-Term U.S. Government Portfolio
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*

*
Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to Investment Protector’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use the Table 2 value in the first column of Table 3 to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94% + of TV	CV = 88% to ˂ 94% of TV	CV = 82% to ˂ 88% of TV	CV = 76% to ˂ 82% of TV	CV = 70% to ˂ 76% of TV	CV = 64% to ˂ 70% of TV	CV = 58% to ˂ 64% of TV	CV = 52% to ˂ 58% of TV	CV = 46% to ˂ 52% of TV	CV = 40% to ˂ 46% of TV	CV = 34% to ˂ 40% of TV	CV = 28% to ˂ 34% of TV	CV = 22% to ˂ 28% of TV	CV = 16% to ˂ 22% of TV	CV = 10% to ˂ 16% of TV	CV = 4% to ˂ 10% of TV	CV ˂ 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.
TABLE 3: Maximum Contract Value Allowed in Group A and Minimum Contract Value Required in Group Y
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
Target Date Benefits
Under each Target Date Benefit, you may allocate your Contract Value to the Investment Options in Table 1 below, subject to the limitations set forth in Tables 2 and 3 thereafter.
TABLE 1: Investment Option Groups
Group A(1)
AZL MVP Growth Index Strategy Fund*	Davis VA Financial Portfolio*
AZL Small Cap Stock Index Fund	PIMCO CommodityRealReturn® Strategy Portfolio
(1)If your rider effective date is before January 26, 2009: AZL MVP Growth Index Strategy Fund is included in the Group X Investment Options instead of in the Group A Investment Options.
Group B
AZL International Index Fund	AZL S&P 500 Index Fund
AZL Mid Cap Index Fund	AZL T. Rowe Price Capital Appreciation Fund
AZL Russell 1000 Growth Index Fund	PIMCO StocksPLUS® Global Portfolio
AZL Russell 1000 Value Index Fund	AZL MSCI Global Equity Index Fund

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

Group X	Group Y
AZL DFA Multi-Strategy Fund	AZL Balanced Index Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL Enhanced Bond Index Fund
AZL Moderate Index Strategy Fund	AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL MVP DFA Multi-Strategy Fund	AZL Government Money Market Fund
PIMCO Balanced Allocation Portfolio	AZL MVP Balanced Index Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
Franklin U.S. Government Securities VIP Fund*
PIMCO Emerging Markets Bond Portfolio *
PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Long-Term U.S. Government Portfolio
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*
* Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to the Target Date Benefit’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

On the Rider Effective Date and subsequent Quarterly Anniversaries, the maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows in Table 2. The minimum required Contract Value for Investment Option Group Y appears in Table 3.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to ˂ 94% of TV	CV = 82% to ˂ 88% of TV	CV = 76% to ˂ 82% of TV	CV = 70% to ˂ 76% of TV	CV = 64% to ˂ 70% of TV	CV = 58% to ˂ 64% of TV	CV = 52% to ˂ 58% of TV	CV = 46% to ˂ 52% of TV	CV = 40% to ˂ 46% of TV	CV = 34% to ˂ 40% of TV	CV = 28% to ˂ 34% of TV	CV = 22% to ˂ 28% of TV	CV = 16% to ˂ 22% of TV	CV = 10% to ˂ 16% of TV	CV = 4% to ˂ 10% of TV	CV ˂ 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.
The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

TABLE 3: Maximum Contract Value Allowed in Group A and

Minimum Contract Value Required in Group Y

When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix B

Appendix C – Calculation of Guaranteed Values and the Effects of Partial Withdrawals and Lifetime Payments on these Values
The following example shows the effect on the available guaranteed values assuming a Contract with a $100,000 initial Purchase Payment, no additional Purchase Payments or withdrawals, an Annual Increase Percentage of 5% (which will grow the Benefit Base’s Annual Increase quarterly by 1.25% = 5% / 4), and the Contract Value reflects deduction of fees and expenses.
	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Maximum Anniversary Value (Maximum Anniversary Death Benefit)
Issue Date	$100,000	$100,000	$100,000	$100,000	$100,000
1st Quarterly Anniversary	$101,000	$100,000	+ ($100,000) x 1.25%)	$100,000	$100,000
			= +1,250
			$101,250
Assume the Contract Value at the end of the last Business Day before the first Quarterly Anniversary increases to $101,000. On the first Quarterly Anniversary the Total Income Value and Traditional Death Benefit Value do not increase because there has been no additional Purchase Payments. The Rider Anniversary Value also does not change because this is not a Rider Anniversary and there has not been any additional Purchase Payments. Because we calculate the Target Value for the Target Date Benefits in the same manner as the Rider Anniversary Value for Investment Protector, this example also shows the impact on the Target Value. The Maximum
Anniversary
Value also does not change because this is not a Contract Anniversary and there has not been any additional Purchase Payments. The Quarterly Anniversary Value increases to the $101,000 Contract Value. Income Protector’s Benefit Base increases to $101,250 (the greater of the $101,000 Quarterly Anniversary Value, or the $101,250 Annual Increase).
Partial withdrawals (including Partial Annuitizations, withdrawals for financial adviser fees, and any withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
Continuing from the example above, assume you take a $5,000: partial withdrawal under the free withdrawal privilege under the free withdrawal privilege to pay financial adviser fees. All fractional numbers in these examples have been rounded up to the next whole number. Because we calculate the Target Value for the Target Date Benefits in the same manner as the Rider Anniversary Value for Investment Protector, this example also shows the impact on the Target Value. Because the Quarterly Anniversary Value under Income Protector’s Benefit Base is equal to the Contract Value, the partial withdrawal also reduces the Quarterly Anniversary Value by - $5,000 to $96,000.
Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Maximum Anniversary Value (Maximum Anniversary Death Benefit)
Prior to withdrawal	$ 101,000	$ 100,000	$101,250	$100,000	$100,000
$5,000 withdrawal		– [(5,000/ 101,000) x 100,000)]	– [(5,000/ 101,000) x 101,250)]	– [(5,000/ 101,000) x 100,000)]	– [(5,000/ 100,000) x 101,000)]
	– 5,000	= – 4,950	= – 5,012	= – 4,950	= – 4,950
After withdrawal	$ 96,000	$ 95,050	$ 96,238	$ 95,050	$ 95,050

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix C

Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000, the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). Because Lifetime Plus Payments reduce Contract values in the same manner for both Income Protector and each of the Lifetime Benefits, this example applies to all of these benefits. For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit Value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		– [(4,800/ 97,000)		$ 5,344 payment		– [(5,344/ 97,000)
		x 85,500)]				x 85,500)]
	– 4,800	= – 4,231	no change		– 5,344	= – 4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
For Income Protector and Income Focus, an Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. For the Lifetime Benefits an Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.
Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000. Because Excess Withdrawals reduce Contract values in the same manner for both Income Protector and each of the Lifetime Benefits, this example applies to all of these benefits.
Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment	Income Value	Next anniverary’s annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– 5,000	= – 4,417	= – 6,522	= – 261	= – 4,647	= – 290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix C

Appendix D – Lifetime Benefits
Version A Contracts that were issued on or prior to April 29, 2011 offered two different Lifetime Benefits. Lifetime Plus Benefit was available from October 1, 2007 through March 31, 2009. Lifetime Plus 8 Benefit was available from August 7, 2008 through March 31, 2009. The Lifetime Benefits have an additional M&E charge that we deduct during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the additional M&E charge, please see the Fee Tables and section 6, Expenses – Optional Benefit Additional M&E Charge. The Lifetime Benefits are also subject to investment restrictions and quarterly rebalancing as discussed in Appendix B.
Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to note about Lifetime Benefits.
●
If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages. In addition, before Lifetime Plus Payments begin you are paying for a benefit you are not currently using.
●
Joint Lifetime Plus Payments are not available under Lifetime Plus Benefit if there is more than a 30-year age difference between spouses, or under Lifetime Plus 8 Benefit if there is more than a 25-year age difference between spouses.
●
Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.
●
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
●
If you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options’ performance, and are not available to your Beneficiaries* upon death. (See the “Cumulative Withdrawal Benefit” discussion later in this appendix.)
*
If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.
● For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime
Benefit from your Contract.

● For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you have a Lifetime Benefit.
Removing a Lifetime Benefit
You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than before the end of the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because we no longer assess the additional M&E charge for the Lifetime Benefit, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:
●
taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value); or
●
requesting a Full Annuitization.
Lifetime Plus Payment Overview
We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greater of:
●
Contract Value as of the end of the last Business Day before the Benefit Date,
●
Quarterly Anniversary Value, or
●
For Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals. Each Contract Anniversary before the older Covered Person’s 81st birthday we automatically reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase).
●
For Lifetime Plus 8 Benefit, a quarterly simple interest of 2% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (8% Annual Increase).
We determine your payment percentage by using Lifetime Plus Payment Table for your selected benefit. We established your Contract’s Lifetime Plus Payment Table on the rider effective date and we cannot change it.
Lifetime Plus Payment Table for Lifetime Plus Benefit with single Lifetime Plus Payments
Age band of the Covered Person	Annual maximum Lifetime Plus Payment percentage
55 – 59	4%
60 – 69	5%
70 – 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus Benefit with joint Lifetime Plus Payments
Age band of the younger Covered Person	Annual maximum Lifetime Plus Payment percentage
60 – 69	5%
70 – 74	5.5%
75 – 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 8 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 – 79	5%
80+	6%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

Benefit Base
The Benefit Base determines your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:
●
the Quarterly Anniversary Value,
●
for Lifetime Plus Benefit, the 5% Annual Increase, or
●
for Lifetime Plus 8 Benefit, the 8% Annual Increase.
On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
●
If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
●
If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 60-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 ($4,000 = 4% x $100,000). On the next Benefit Anniversary, if the payment percentage increases to 5% based on the Covered Person’s age, at 5% the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $80,020 ($80,020 x 5% = $4,001). The Benefit Base of $100,000 would then reduce to equal the $80,020 Contract Value.

For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase or 8% Annual Increase based on Purchase Payments.
Quarterly Anniversary Value
While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the rider effective date was the Issue Date, the Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the Quarterly Anniversary Value was initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
●
We increase it by the amount of any additional Purchase Payments.
●
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
Lifetime Plus Benefit’s 5% Annual Increase
While your Lifetime Plus Benefit is in effect, we only calculate the 5% Annual Increase before the Benefit Date.
If the rider effective date was the Issue Date, the 5% Annual Increase was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the 5% Annual Increase was initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day we adjust the 5% Annual Increase as follows.
●
We increase it by the amount of any additional Purchase Payments.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

●
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the rider effective date was the Issue Date and there are no resets, we calculate the 5% Annual Increase as follows.
On the first Rider Anniversary the 5% Annual Increase is equal to:
a + (0.05 x b)
Where:
a	=	The 5% Annual Increase at the end of the prior Business Day; and
b	=	Purchase Payments* received within 90 days of the Issue Date.
On the second and later Rider Anniversaries the 5% Annual Increase is equal to:
c + (0.05 x d)
Where:
c	=	The 5% Annual Increase at the end of the prior Business Day; and
d	=
Purchase Payments* received more than one year ago and at most 11 years ago. If there was no reset, on the 11th
Rider Anniversary we exclude from “d” any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the rider effective date was after the Issue Date or there are resets, we calculate the 5% Annual Increase as follows.
On the first Rider Anniversary (or first reset anniversary) the 5% Annual Increase is equal to:
e + (0.05 x f)
Where:
e	=	The 5% Annual Increase at the end of the prior Business Day; and
f	=	Contract Value* determined at the end of the last Business Day before the rider effective date (or reset date).
On the second and later Rider Anniversaries (or second and later reset anniversaries) the 5% Annual Increase is equal to:
g + (0.05 x h)
Where:
g	=	The 5% Annual Increase at the end of the prior Business Day; and
h	=
Contract Value* determined at the end of the last Business Day before the rider effective date (or reset date), plus total Purchase Payments* received more than one year ago and at most 11 years ago and after the rider effective date (or reset date). If there was no reset, on the 11th Rider Anniversary we exclude from “d” any Purchase
Payments received within 90 days of the Issue Date. We reduce each Purchase Payment by the percentage of any
Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial
Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

*
Reduced by the percentage of any Contract Value withdrawn on or after the rider effective date (or reset date), determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

Example of the 5% Annual Increase
In this example the Contract Value is always less than 5% Annual Increase so there will be no reset. Assume you purchased a Base Option Contract, selected the benefit at issue when you were age 65, and we received three Purchase Payments of $50,000 each at issue, in the third month, and in the second Contract Year.
5% Annual Increase
Issue Date	$50,000
Immediately After 2nd Purchase Payment	$100,000
1st Contract Anniversary	$105,000
Immediately After 3rd Purchase Payment	$155,000
2nd Contract Anniversary	$160,000
3rd Contract Anniversary	$167,500
4th Contract Anniversary	$175,000
5th Contract Anniversary	$182,500
6th Contract Anniversary	$190,000
7th Contract Anniversary	$197,500
8th Contract Anniversary	$205,000
9th Contract Anniversary	$212,500
10th Contract Anniversary	$220,000
11th Contract Anniversary	$222,500
12th Contract Anniversary	$225,000

●
On the Issue Date, the 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000).
●
During the third month, on the Business Day we receive the second Purchase Payment, we add that payment to the 5% Annual Increase ($50,000 + $50,000 = $100,000).
●
On the first Contract Anniversary, since all Purchase Payments were received within 90 days of the Issue Date, we credit 5% of the $100,000 to the 5% Annual Increase (5% x $100,000 = $105,000).
●
During the second Contract Year, on the Business Day we receive the third Purchase Payment, we add that payment to both the 5% Annual Increase ($105,000 + $50,000 = $155,000).
●
On the second Contract Anniversary, since the total purchase payments received more than 1 year ago and at most 11 years ago is $100,000, we credit 5% of $100,000 to the 5% Annual Increase ((5% x $100,000) + $155,000 = $160,000).
●
On the third Contract Anniversary, since the total Purchase Payments received more than 1 year ago and at most 11 years ago is $150,000, we credit 5% of $150,000 to the 5% Annual Increase (5% x $150,000 + $160,000 = $167,500).
●
On the fourth through tenth Contract Anniversaries the total Purchase Payments received more than 1 year ago and at most 11 years ago is $150,000, so we credit 5% of $150,000 (5% x $150,000 = $7,500) to the 5% Annual Increase on each of these years.
●
On the 11th Contract Anniversary, since total purchase payments received more than 1 year ago, at most most 11 years ago, and after 90 days of the Issue Date are $50,000, we credit the 5% Annual Increase value 5% of $50,000 (5% x $50,000 + $220,000 = $222,500).
●
On the 13th and later Contract Anniversaries there are no Purchase Payments received more than 1 year ago and at most 11 years ago, so the 5% Annual Increase stays the same.
Lifetime Plus Benefit’s Resets
While your Lifetime Plus Benefit is in effect, and before the older Covered Person’s 81st birthday or the Benefit Date, on each Contract Anniversary we compare the 5% Annual Increase to the Contract Value using the values determined at the end of the prior Business Day and increase the 5% Annual Increase to equal this Contract Value if it is greater (automatic reset).
For an automatic reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

additional M&E charge for an automatic reset in the future, but any new additional M&E charge cannot be greater than the maximum stated in section 6. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to accept the charge increase or opt out of future automatic resets. If you accept this increase to the additional M&E charge we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept this increase, you continue to be eligible to receive future automatic resets.
If you opt out of future automatic resets, we do not increase Lifetime Plus Benefit’s additional M&E charge, you do not receive any future automatic resets, you keep all previous resets (including this reset), and you can request manual resets in the future. After opting out of automatic resets, you can request a manual reset within 30 days following a Contract Anniversary by completing the appropriate form. Manual resets are only available on a Contract Anniversary if the Contract Value is greater than the 5% Annual Increase using the values determined at the end of the prior Business Day. We process your manual reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. For a manual reset requested on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for a manual reset in the future, but any new additional M&E charge cannot be greater than the maximum stated in section 6. Any M&E charge change due to a manual reset occurs on the 30th day after the reset date, or on the next Business Day if the 30th day is not a Business Day.
If we change Lifetime Plus Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
When we process a reset (automatic or manual), we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date.
Lifetime Plus 8 Benefit’s 8% Annual Increase
While your Lifetime Plus 8 Benefit is in effect, we only calculate the 8% Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the increase period, we apply a simple interest increase of 2% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). The increase period begins on the first Quarterly Anniversary that occurs on or after the sole Covered Person’s 60th birthday, or the younger joint Covered Person’s 65th birthday (the increase start date). The increase start date was the rider effective date if the Covered Person’s age requirement was met on that date. The increase period ends on the earlier of the Contract Anniversary that occurs 20 years after the increase start date, or on the Benefit Date.
On each Quarterly Anniversary, we compare the 8% Annual Increase to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). During the increase period, we do this comparison after applying any quarterly simple interest. We also then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the 8% Annual Increase, not just during the increase period. A reset may result in an increase to the additional M&E charge as described later in this appendix.
If the rider effective date was the Issue Date, both the 8% Annual Increase and increase base were initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, both the 8% Annual Increase and increase base were initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust both the 8% Annual Increase and increase base as follows.
●
We increase them by the amount of any additional Purchase Payments.
●
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary during the increase period, the 8% Annual Increase is equal to:
a + 0.02 (b – c)

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

Where:
a	=	The 8% Annual Increase at the end of the prior Business Day;
b	=	The increase base at the end of the prior Business Day; and
c	=
Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “c” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
We then compare this 8% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 8% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur before, during and after the increase period.
For a reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change this additional M&E charge for a reset in the future, but any new additional M&E charge cannot be greater than the maximum stated in section 6. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to Lifetime Plus 8 Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.
If we change Lifetime Plus 8 Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
Example of the 8% Annual Increase
Assume you purchased a Base Option Contract, selected the Lifetime Plus 8 Benefit at issue when you were age 65, and we received an initial Purchase Payment at issue of $100,000, and an additional Purchase Payment of $10,000 during the second quarter. Contract Value reflects deduction of fees and expenses.
	Contract Value	Increase Base	2% Quarterly Increase	8% Annual Increase
Issue Date	$100,000	$100,000		$100,000
1st Quarterly Anniversary	$101,000	$100,000	$2,000	$102,000
Immediately after 2nd Purchase Payment	$110,000	$110,000		$112,000
2nd Quarterly Anniversary	$108,500	$110,000	$2,000	$114,000
3rd Quarterly Anniversary	$119,000	$119,000	$2,200	$119,000

●
On the Issue Date, both the 8% Annual Increase and the increase base are equal to the Purchase Payment received on the Issue Date ($100,000).
●
On the first Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $100,000) + $100,000 = $2,000 + $100,000 = $102,000. The Contract Value on the last Business Day before this anniversary is $101,000, which is less than the 8% Annual Increase so there is no reset.
●
During the second quarter, on the Business Day we receive the additional Purchase Payment of $10,000 we add that payment to both the increase base ($100,000 + $10,000 = $110,000) and the 8% Annual Increase ($102,000 + $10,000 = $112,000).
●
On the second Quarterly Anniversary we apply the quarterly increase to the increase base minus the Purchase Payment we received during the last quarter, or 2% x ($110,000 – $10,000) = $2,000. We then add the quarterly increase to the 8% Annual Increase, which is: $2,000 + $112,000 = $114,000. The Contract Value on the last Business Day before this anniversary is $108,500, which is less than the 8% Annual Increase so there is no reset.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

●
On the third Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $110,000) + $114,000 = $2,200 + $114,000= $116,200. However, the Contract Value on the last Business Day before this anniversary is $119,000, which is greater than the 8% Annual Increase, so we reset both the 8% Annual Increase and the increase base to equal the Contract Value of $119,000.
Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit with single Lifetime Plus Payments is age 55, and for joint payments it is age 60. The exercise age for Lifetime Plus 8 Benefit is age 65.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
●
You can no longer remove your selected Lifetime Benefit from the Contract.
●
You cannot take new Partial Annuitizations.
●
You cannot make additional Purchase Payments so the Traditional Death Benefit Value (if applicable) no longer increases.
●
Any active AIP and/or systematic withdrawal programs end.
●
The free withdrawal privilege is not available.
●
You can only change the Owner if you selected joint Lifetime Plus Payments and:
−
an Owner dies and the spouse continues the Contract, or
−
you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
●
If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
●
If you selected Lifetime Plus 8 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated in section 6, and it continues until the benefit ends, or the Contract Value reduces to zero.
●
If you selected Lifetime Plus 8 Benefit and your rider effective date is from January 26, 2009 through March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.
●
If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.
●
If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.
●
The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

●
Lifetime Plus Payments and Cumulative Withdrawals do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.
●
Each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
●
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit’s additional M&E charge subject to the maximum additional M&E charge stated in section 6.
●
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

If the older Covered Person was age 80 on the rider effective date we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, your benefit ends without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100.
We deduct each Lifetime Plus Payment, Cumulative Withdrawal, Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in Appendix B.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.
Cumulative Withdrawal Benefit
Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.
You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options’ performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.
You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.
Cumulative Withdrawals are not subject to a withdrawal charge . Each Cumulative Withdrawal reduces your Contract Value, Withdrawal Charge Basis and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit Value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.
Example of the Cumulative Withdrawal Benefit
Assume you purchased a Base Option Contract, selected the Lifetime Plus Benefit with single Lifetime Plus Payments when you were age 57 and your Contract Value was $100,000. You are the only Owner and are also the sole Covered Person. Your initial Lifetime Plus Payment percentage is 4% and your Benefit Base is $105,000. You select annual Lifetime Plus Payments. You elect less than the annual maximum Lifetime Plus Payment as your actual payment in the first Benefit Year. Your initial annual maximum Lifetime Plus Payment is $4,200 ($105,000 x 4%). Contract Value reflects deduction of fees and expenses.
	Age	Contract Value	Annual Payment Percentage	Annual Maximum Lifetime Plus Payment	Actual Payment	Cumulative Withdrawal Value
Benefit Date	66	$100,000	4%	$4,200	$3,000	$1,200
1st Benefit Anniversary	67	$98,000	4%	$4,200	$4,200	$1,200

●
On the Benefit Date we pay you $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment that you did not take to your Cumulative Withdrawal Value ($4,200 – $3,000 = $1,200).
●
On the first Benefit Anniversary, you request to receive the maximum Lifetime Plus Payment, so we pay you $4,200. Your Cumulative Withdrawal Value does not change, but is available for withdrawal at your request without incurring a withdrawal charge or decreasing your annual maximum Lifetime Plus Payment on the next Benefit Anniversary.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.
Any partial Excess Withdrawal must comply with the restrictions in section 7, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
● For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount for this
Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

● For required annuitizations, if on the Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract
Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum
Lifetime Plus Payment on the Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 8, The Annuity Phase.

Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
●
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your current annual maximum Lifetime Plus Payment (after reduction for any Excess Withdrawals) by 5%.
●
If the payment percentage determined by using the Covered Person’s current age increased, and this increased payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. For example, with the Lifetime Plus Benefit, if the Covered Person has reached age 70, and their payment percentage increased from 5% to 6% we increase the annual maximum Lifetime Plus Payment if 6% of the Contract Value at the end of the prior Business Day results in a higher payment. The Lifetime Plus Payment Table for your selected benefit is included in the Lifetime Plus Payment Overview earlier in this Appendix.
If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.
If you receive an annual Lifetime Plus Payment increase we increase the current additional M&E charge on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) that occurs on or after April 29, 2013, to 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an annual payment increase in the future, but any new additional M&E charge cannot be greater than the maximum stated for your Lifetime Benefit in section 6. We send you written notice of this increase and provide you at least 30-days to decline the annual payment increase. If you decline the annual payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increases (including this increase). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to your Lifetime Benefit’s additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.
If we change your Lifetime Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
Taxation of Lifetime Plus Payments
We treat Lifetime Plus Payments as withdrawals for tax purposes while your Contract Value is positive, and once your Contract Value is reduced to zero we intend to treat Lifetime Plus Payments as Annuity Payments for tax purposes. For more information, see section 13, Taxes – Taxation of Lifetime Payments.
When a Lifetime Benefit Ends
Your Lifetime Benefit ends upon the earliest of the following.
●
Before the Benefit Date, the Business Day we process your request to remove your benefit from your Contract (the rider termination date).
●
Before the Benefit Date, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
●
The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
●
The Business Day before the Income Date you take a Full Annuitization.
●
The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
●
The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
●
The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, the Lifetime Benefit also continues.
●
The date of death of the last surviving Covered Person.
●
The Business Day the Contract ends.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix D

Appendix E – Target Date Benefits
Version A Contracts that were issued on or prior to April 29, 2011 offered two different Target Date Benefits. Target Date Retirement Benefit was available from May 1, 2008 through January 23, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The Target Date Benefits have an additional M&E charge that we deduct during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the additional M&E charge, please see the Fee Tables and section 6, Expenses – Optional Benefit Additional M&E Charge.
Your Contract refers to both of these benefits as “Target Date Retirement Benefit Rider.” If your Contract has a minimum of ten Contract Years to the initial Target Value Date then you have Target Date 10 Benefit; if the minimum is seven you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth Rider Anniversary and under Target Date Retirement Benefit it is the seventh Rider Anniversary. Each Rider Anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
There are several important points to note about Target Date Benefits.
●
Target Date Benefits do not guarantee Investment Option performance.
●
You cannot take a partial withdrawal from specific Investment Options if you have a Target Date Benefit.
●
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.
●
We no longer accept additional Purchase Payments for Contracts with a Target Date Benefit. If you have a Target Date Benefit you can also no longer participate in the flexible rebalancing program while your Target Date Benefit is in effect. This restriction no longer applies if you remove a Target Date Benefit.
●
The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.
●
The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.
●
The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value.
Removing a Target Date Benefit
You can remove a Target Date Benefit by completing the appropriate form from your Contract while the Contract Value is positive. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than before the end of the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because we no longer assess the additional M&E charge for the Target Date Benefit, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix E

Target Value Dates
Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh Rider Anniversary, and under Target Date 10 Benefit it is the tenth Rider Anniversary. The latest date under both benefits is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent Rider Anniversary after the initial Target Value Date while your benefit is in effect.
For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. For example, if at the end of the last Business Day before the initial Target Value Date your Contract Value is $109,000 and your Target Value is $110,000 we will increase the Contract Value to $110,000. The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to a withdrawal charge and income taxes, and may also be subject to 10% additional federal tax for amounts withdrawn before age 59 1∕2.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is seven Rider Anniversaries after we process your request under Target Date Retirement Benefit, or ten Rider Anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
Target Value
The Target Value determines if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while your benefit is in effect.
If the rider effective date was the Issue Date, the Target Value was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the Target Value was initially equal to the Contract Value at

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix E

the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.
At the end of each Business Day, we adjust the Target Value as follows.
●
We increase it by the amount of any additional Purchase Payments.
●
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.
For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under each Target Date Benefit, we restrict your Investment Option selection as discussed in this appendix and in Appendix B. Under each Target Date Benefit, you may allocate your Contract Value to the Investment Options in Table 1 below, subject to the limitations set forth in Tables 2 and 3 thereafter.
TABLE 1: Investment Option Groups
Group A(1)
AZL MVP Growth Index Strategy Fund*	Davis VA Financial Portfolio*
AZL Small Cap Stock Index Fund	PIMCO CommodityRealReturn® Strategy Portfolio
(1)If your rider effective date is before January 26, 2009: AZL MVP Growth Index Strategy Fund is included in the Group X Investment Options instead of in the Group A Investment Options.
Group B
AZL International Index Fund	AZL S&P 500 Index Fund
AZL Mid Cap Index Fund	AZL T. Rowe Price Capital Appreciation Fund
AZL Russell 1000 Growth Index Fund	PIMCO StocksPLUS® Global Portfolio
AZL Russell 1000 Value Index Fund	AZL MSCI Global Equity Index Fund

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix E

Group X	Group Y
AZL DFA Multi-Strategy Fund	AZL Balanced Index Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL Enhanced Bond Index Fund
AZL Moderate Index Strategy Fund	AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL MVP DFA Multi-Strategy Fund	AZL Government Money Market Fund
PIMCO Balanced Allocation Portfolio	AZL MVP Balanced Index Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
Franklin U.S. Government Securities VIP Fund*
PIMCO Emerging Markets Bond Portfolio *
PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Long-Term U.S. Government Portfolio
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*
* Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to the Target Date Benefit’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix E

On the Rider Effective Date and subsequent Quarterly Anniversaries, the maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows in Table 2. The minimum required Contract Value for Investment Option Group Y appears in Table 3.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to ˂ 94% of TV	CV = 82% to ˂ 88% of TV	CV = 76% to ˂ 82% of TV	CV = 70% to ˂ 76% of TV	CV = 64% to ˂ 70% of TV	CV = 58% to ˂ 64% of TV	CV = 52% to ˂ 58% of TV	CV = 46% to ˂ 52% of TV	CV = 40% to ˂ 46% of TV	CV = 34% to ˂ 40% of TV	CV = 28% to ˂ 34% of TV	CV = 22% to ˂ 28% of TV	CV = 16% to ˂ 22% of TV	CV = 10% to ˂ 16% of TV	CV = 4% to ˂ 10% of TV	CV ˂ 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.
The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix E

TABLE 3: Maximum Contract Value Allowed in Group A and

Minimum Contract Value Required in Group Y

When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.
Determining the Required Group Allocation
On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.
Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix E

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)
If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.
b)
If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a	=	The new required group allocation for the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

● In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.
● Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
● We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

● Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.
● If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix E

When a Target Date Benefit Ends
Your Target Date Benefit ends upon the earliest of the following.
●
The Business Day we process your request to remove your benefit from your Contract (the rider termination date).
●
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.
●
The Business Day before the Income Date that you take a Full Annuitization.
●
The Business Day we process your request for a full withdrawal.
●
When the Contract ends.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix E

Appendix F – Income Focus
Income Focus (05.12) was available from April 30, 2012 through July 20, 2012 on Version B Contracts. Income Focus (07.12) was available from July 23, 2012 through April 24, 2015 on Version B Contracts. Income Focus has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the rider charge, please see the Fee Tables and section 6, Expenses – Optional Living Benefit Rider Charges. Income Focus is also subject to investment restrictions and quarterly rebalancing as discussed in Appendix B.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Focus
You can remove Income Focus from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus’ Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Income Focus Payment Overview
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you selected Income Focus as set out in the following tables.
Income Focus (07.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix F

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under “Income Value Percentages and Performance Increases.” A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”
Example
Assume you purchased a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
Total Income Value
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
Income Values
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.
For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
●
If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
●
If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix F

If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
FOR BONUS OPTION CONTRACTS: Bonus amounts are not included in the parts of Income Values or Total Income Value based on Purchase Payments.
Income Value Percentages and Performance Increases
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in “Income Focus Payment Overview.”
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1% to each Income Value Percentage associated with an eligible Income Value if the Contract Value increases as discussed next in this appendix. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).

● Performance Increases are not available once the older Covered Person reaches age 91.
● After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.
● If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next
Rider Anniversary or Benefit Anniversary when determining Performance Increases.

Requesting Income Focus Payments
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix F

Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages. In addition, before Income Focus Payments begin you are paying for a benefit that you are not currently using.
Once Income Focus Payments begin:
●
You cannot take new Partial Annuitizations.
●
You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
●
Any active AIP and/or systematic withdrawal program ends.
●
The free withdrawal privilege is not available.
●
You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
●
The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
●
If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 6, Expenses – Mortality and Expense Risk (M&E) Charge.
●
If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.
●
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.
●
Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
●
Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
●
Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
●
You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.
Calculating Your Income Focus Payments
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix F

the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 4, Investment Options – Transfers Between Investment Options, and Appendix B – Investment Restrictions for Optional Benefits.
Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 7, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix F

● For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

● For required annuitization, if on the Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply. For more information, see section 8, The Annuity Phase.

Taxation of Income Focus Payments
We treat Income Focus Payments as withdrawals for tax purposes while your Contract Value is positive, and once your Contract Value is reduced to zero we intend to treat Income Focus Payments as Annuity Payments for tax purposes. For more information, see section 13, Taxes – Taxation of Lifetime Payments.
When Income Focus Ends
Income Focus ends on the earliest of the following.
●
The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
●
The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
●
The Business Day before the Income Date if you take a Full Annuitization.
●
The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
●
The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100.
●
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues.
●
The date of death of the last surviving Covered Person.
●
The Business Day the Contract ends.

● An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income
Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid
Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix F

Appendix G – Investment Protector
Investment Protector was available from July 22, 2009 through October 16, 2016. Investment Protector has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the rider charge, please see the Fee Tables and section 6, Expenses – Optional Living Benefit Rider Charges.
Investment Protector (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Minimum	Current
(07.13 through 10.16)	A(1) and B	7/22/2013 – 10/16/2016	2.50%	0.35%	1.30%
(01.12, 07.12)	A(1) and B	4/30/2012 - 7/19/2013	2.50%	0.35%	1.20%
(01.12)	A and B	1/23/2012 – 4/27/2012	2.50%	0.35%	1.20%
(05.10)	A and B	5/3/2010 – 1/20/2012	2.50%	0.35%	1.15%
(08.09)	A	7/22/2009 – 4/30/2010	2.50%	0.35%	1.05%
(1)
Available on Version A Contracts issued on or after April 1, 2009.
Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
We established your Contract’s Guarantee Percentage, Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are as follows.
Investment Protector (Version Identifier)	Available Dates	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
(07.13 through 10.16)	7/22/2013 – 10/16/2016	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
(05.10 through 07.12)	5/3/2010 – 7/19/2013	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
(08.09)	7/22/2009 – 4/30/2010	Tenth Rider Anniversary	Fifth Rider Anniversary	95%
Removing Investment Protector
You can remove Investment Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Target Value Dates
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect.
For example, assume you purchased a Contract as the sole Owner on September 1, 2009 and you were age 70. You selected Investment Protector on the first Quarterly Anniversary, December 1, 2009 when you were still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you selected the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. For example, if at the end of the last Business Day before the initial Target Value Date your Contract Value is $109,000 and your Target Value is $110,000 we will increase the Contract Value to $110,000. The last Business Day before each Target Value Date are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to a withdrawal charge, income taxes and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payment allocation instructions. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

Target Value
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following.
●
If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
●
If you selected the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
●
If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.
Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the Rider Effective Date was the Issue Date, the Rider Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Rider Anniversary Value was initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
●
We increase it by the amount of any additional Purchase Payments.
●
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Rider Anniversary we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.
For Bonus Option Contracts, the bonus is not included in the parts of the Target Value based on Purchase Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Investment Protector, we restrict your Investment Option selection as discussed in this appendix and in Appendix B.
Investment Protector – Versions 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16
If you have a version of Investment Protector listed immediately above, you may allocate your Contract Value to the Investment Options in Table 1 below, subject to the limitations set forth in Table 2 thereafter.
TABLE 1: Available Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund

AZL MVP Growth Index Strategy Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
PIMCO Balanced Allocation Portfolio
PIMCO StocksPLUS® Global Portfolio

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

Fixed Income Group
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
Franklin U.S. Government Securities VIP Fund*
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio

PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Long-Term U.S. Government Portfolio
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*

*
Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to Investment Protector’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity Group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income Group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity Group and you must have at least 30% in the Fixed Income Group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to ˂ 94% of TV	CV = 82% to ˂ 88% of TV	CV = 76% to ˂ 82% of TV	CV = 70% to ˂ 76% of TV	CV = 64% to ˂ 70% of TV	CV = 58% to ˂ 64% of TV	CV = 52% to ˂ 58% of TV	CV = 46% to ˂ 52% of TV	CV = 40% to ˂ 46% of TV	CV = 34% to ˂ 40% of TV	CV = 28% to ˂ 34% of TV	CV = 22% to ˂ 28% of TV	CV = 16% to ˂ 22% of TV	CV = 10% to ˂ 16% of TV	CV = 4% to ˂ 10% of TV	CV ˂ 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows:
1.
We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).
2.
If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.
If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a	=	The new required group allocation on the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

● For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
● In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
● Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
● We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

● Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
● The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

Investment Protector – Versions 08.09, 05.10, 01.12
If you have a version of Investment Protector listed immediately above, you may allocate your Contract Value to the Investment Options in Table 1 below, subject to the limitations set forth in Table 2 thereafter.
TABLE 1: Available Investment Option Groups
Group A
AZL MVP Growth Index Strategy Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio* PIMCO CommodityRealReturn® Strategy Portfolio

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

Group B/X
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund

AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
PIMCO Balanced Allocation Portfolio
PIMCO StocksPLUS® Global Portfolio

Group Y
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
Franklin U.S. Government Securities VIP Fund
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio
PIMCO Emerging Markets Bond Portfolio*

PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Long-Term U.S. Government Portfolio
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*

*
Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to Investment Protector’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use the Table 2 value in the first column of Table 3 to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94% + of TV	CV = 88% to ˂ 94% of TV	CV = 82% to ˂ 88% of TV	CV = 76% to ˂ 82% of TV	CV = 70% to ˂ 76% of TV	CV = 64% to ˂ 70% of TV	CV = 58% to ˂ 64% of TV	CV = 52% to ˂ 58% of TV	CV = 46% to ˂ 52% of TV	CV = 40% to ˂ 46% of TV	CV = 34% to ˂ 40% of TV	CV = 28% to ˂ 34% of TV	CV = 22% to ˂ 28% of TV	CV = 16% to ˂ 22% of TV	CV = 10% to ˂ 16% of TV	CV = 4% to ˂ 10% of TV	CV ˂ 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.
TABLE 3: Maximum Contract Value Allowed in Group A and Minimum Contract Value Required in Group Y
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this appendix.
Determining the Required Group Allocation
On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.
Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.
3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)
If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.
b)
If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a	=	The new required group allocation for the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

● For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
● In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.
● Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
● We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

● Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.
● If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.
When Investment Protector Ends
Investment Protector ends upon the earliest of the following.
●
The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
●
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.
●
The Business Day before the Income Date if you take a Full Annuitization.
●
The Business Day we process your request for a full withdrawal.
●
The Business Day the Contract ends.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix G

Appendix H – Material Contract Variations by Issue Date
All material Issue Date variations in the Contract are disclosed in this Appendix. If you would like more information regarding Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Closed Investment Options
The following Investment Options were closed effective October 16, 2017, and are no longer available for selection. Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you, or in the event that we elect to effect a substitution into alternate Investment Options. Closed Investment Options are treated differently in Contracts that include one of the following optional living benefits: Lifetime Plus Benefit, Lifetime Plus 8 Benefit, Target Date Retirement Benefit, Target Date 10 Benefit, Investment Protector, or Income Protector versions available on or before October 13, 2017.
●
If your Contract does not include one of these optional living benefits, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer.
●
If your Contract includes one of these optional living benefits, closed Investment Options remain in your future Purchase Payment allocation instructions, continue to be subject to the automatic quarterly asset rebalancing transfers associated with your living benefit, and remain in an active AIP program unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

CLOSED INVESTMENT OPTIONS
DAVIS Davis VA Financial Portfolio FRANKLIN TEMPLETON Franklin U.S. Government Securities VIP Fund	PIMCO PIMCO Emerging Markets Bond Portfolio PIMCO High Yield Portfolio PIMCO Real Return Portfolio Templeton Global Bond VIP Fund

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix H

Appendix I – Financial Intermediary Variations
This Appendix describes potential variations in the availability of Investment Options, benefits, and/or other features of the Contract described in this prospectus — including restrictions, limitations, and other variations — which may apply depending on the financial intermediary through which the Contract is sold.
Certain financial intermediaries may impose, limit, or endorse specific Investment Options or features without our knowledge. For example, your Financial Professional may choose not to recommend a particular Investment Option or Contract feature. Additionally, some financial intermediaries may not endorse—though not prohibit—certain Investment Options or features for any of their clients. We have attempted to identify all material financial intermediary variations that are known to us.
At this time, we are not aware of any variations or deviations in the offering of the Contract by any financial intermediaries. However, given the breadth of our distribution network, the particular terms of agreements with distribution partners, and changes made to our Investment Options, we cannot obtain comprehensive information about any and all financial intermediary variations—if any exist—without unreasonable effort or expense.
You should discuss with your Financial Professional any limitations, restrictions, or other variations related to the Investment Options, benefits, and/or other Contract features available to you through your Financial Professional or financial intermediary. If you have questions about any Investment Options, benefits, and/or other features of this Contract, contact our Service Center.

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix I

For Service or More Information
The Statement of Additional Information (SAI) contains additional information about the Contract, Allianz Life of New York, and the Separate Account. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. This prospectus and the SAI can be found online at https://www.allianzlife.com/new-york/annuities/prospectuses. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to prospectus.request@allianzlife.com.
The SEC maintains a website https://www.sec.gov. The prospectus, the Form N-4 SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment or for general customer service, please mail to the appropriate address as follows:
To send a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
REGULAR MAIL
Allianz Life Insurance Company of New York P.O. Box 59060 Minneapolis MN 55459-0060

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of New York 5701 Golden Hills Drive Minneapolis MN 55416-1297

Checks sent to the wrong address for additional Purchase Payments are forwarded to the 5701 Golden Hills Drive address listed above, which may delay processing.
For general customer service by email, please use this address: prospectus.request@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: https://www.allianzlife.com/new-york. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.
EDGAR Contract ID No.: C000098187/C000051278
VNY-146

VisionTM New York Variable Annuity Prospectus – May 1, 2026

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
VisionTM New York VARIABLE ANNUITY contract issued on or prior to April 26, 2013
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
Allianz Life of NY Variable Account C (the Separate Account) and
Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus contains important information about the Contract and Allianz Life of New York that you ought to know before investing. For a copy of the Contract’s prospectus, visit https://www.allianzlife.com/new-york/annuities/prospectuses, send an email request to prospectus.request@allianzlife.com, or call or write us at:
Allianz Life Insurance Company of New York
P. O. Box 59060
Minneapolis MN 55459-0060
(800) 624-0197
Dated: May 1, 2026
VISNY(VS10)SAI-0526

TABLE OF CONTENTS

Allianz Life of New York	3
Legal Opinions	3
Distributor	3
Administrative Service Fees	3
Annuity Payments	3

VisionTM New York Variable Annuity Statement of Additional Information – May 1, 2026
 2

Allianz Life of New York
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life of New York is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We currently offer registered index-linked annuities.
Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Legal Opinions
Doug Hodgson, Associate General Counsel, Senior Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life).
ALFS sells annuity contracts issued by Allianz Life of New York primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 468 retail broker/dealers to sell its contracts.
As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 81 broker-dealer firms. These payments vary in amount. In 2025, the five firms receiving the largest payments, ranging from $1,813,214.00 to $18,909,261.00 are listed below.
Firm Name
LPL Financial LLC
Osaic Wealth, Inc.
MML Investors Services, LLC
Cetera Investment Services LLC
Park Avenue Securities, LLC

Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 14, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2023	$2,503,039
2024	$2,279,638
2025	$2,321,114

Annuity Payments
We base Annuity Payments on the Contract Value less the final rider charge (if applicable). We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. The Contract Value you apply to fixed Annuity Payments is placed in our general account and does not

VisionTM New York Variable Annuity Statement of Additional Information – May 1, 2026
 3

participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. These rates are guaranteed and we cannot use lower rates.
Variable Annuity Payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
●
Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
●
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and the end of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
●
Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
●
When the Contract ends.
Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 8 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(ies). Under a Partial Annuitization, this Annuity Option is only available for variable Annuity Payments. If we were making variable Annuity Payments and the Annuitant dies before the guaranteed period has ended, the Owner may instead choose to discontinue the remaining payments and instead take a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed variable Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center, using the AIR as the interest rate for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment. There are no additional costs for a lump sum payment. If the Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(ies). If we were making variable Annuity Payments and the last surviving joint Annuitant dies before the guaranteed period has ended, the Owner may instead choose to discontinue the remaining payments and instead take a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed variable Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center, using the selected AIR as the interest rate for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. If the last surviving joint Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available under a Partial Annuitization.

VisionTM New York Variable Annuity Statement of Additional Information – May 1, 2026
 4

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.
(E)	=	Dollar value of first variable Annuity Payment.
(F)	=	Number of variable Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
●
The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
●
The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
●
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item “E”).
●
Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).
●
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).
We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
Annuity Units/Calculating Variable Annuity Payments
The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.
We determine the annuity unit value on each Business Day as follows:
●
we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

VisionTM New York Variable Annuity Statement of Additional Information – May 1, 2026
 5

●
divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3% or 4.5% based on your selection.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

VisionTM New York Variable Annuity Statement of Additional Information – May 1, 2026
 6

Financial Statements
The statutory financial statements of Allianz Life Insurance Company of New York as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, are incorporated herein by reference to Registrant’s Form N-VPFS (File No. 811-05716) filed with the SEC have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York as of December 31, 2025, are incorporated herein by reference to Registrant’s Form N-VPFS (File No. 811-05716) filed with the SEC have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

VisionTM New York Variable Annuity Statement of Additional Information – May 1, 2026
 7

Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER

Action under any portion of the Contract that is in the Accumulation Phase

●
We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected Income Protector, a Lifetime Benefit, or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 12, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
●
The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, the Quarterly Anniversary Value under the Quarterly Value Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
●
If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
−
we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(ies),
−
the surviving spouse becomes the new Owner, and
−
the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

●
The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
●
If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
●
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
−
Annuity Option 1 or 3, payments end.
−
Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
−
Annuity Option 5, payments end and the Payee may receive a lump sum refund.
●
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
●
For a Qualified Contract, the Annuity Payments generally must end no later than the end of the year containing the 10th anniversary of the Owner’s death. However, in certain situations, payments may need to end earlier.

VisionTM New York Variable Annuity Statement of Additional Information – May 1, 2026
Appendix A
 8

UPON THE DEATH OF A JOINT OWNER

(NOTE: Joint Owners cannot take Partial Annuitizations)

Action under any portion of the Contract that is in the Accumulation Phase

●
The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
●
We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected Income Protector, a Lifetime Benefit, or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 12, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
●
The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, the Quarterly Anniversary Value under the Quarterly Value Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
●
If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
−
we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(ies),
−
the surviving Joint Owner/spouse becomes the new Owner, and
−
the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

●
If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
●
If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
●
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
−
Annuity Option 1 or 3, payments end.
−
Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
−
Annuity Option 5, payments end and the Payee may receive a lump sum refund.
●
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

VisionTM New York Variable Annuity Statement of Additional Information – May 1, 2026
Appendix A
 9

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

Action under any portion of the Contract that is in the Accumulation Phase

●
If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
●
If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a surviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
●
If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a surviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
●
If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the surviving spouse is named as the sole primary beneficiary under the qualified plan or custodial account.
Action under any portion of the Contract that is in the Annuity Phase

●
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
−
Annuity Option 1 or 3, payments end.
−
Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
−
Annuity Option 5, payments end and the Payee may receive a lump sum refund.
●
If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
●
If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.
UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT

(NOTE: We only allow joint Annuitants on Full Annuitization, so the Accumulation Phase has ended)

●
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. Under Annuity Option 4, Annuity Payments to the Payee continue until either the guaranteed period ends, or when we pay any final lump sum.
●
No death benefit is payable.
●
If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
●
If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

VisionTM New York Variable Annuity Statement of Additional Information – May 1, 2026
Appendix A
 10

PART C - OTHER INFORMATION

ITEM 27. EXHIBITS
(a)
Resolution of Board of Directors of the Insurance Company authorizing the establishment of the Separate Account, dated February 26, 1988 incorporated by reference as exhibit EX-99.B1 from Registered Separate Account’s N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.

(b)	Not Applicable
(c)	1.
Principal Underwriter Agreement by and between Preferred Life Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc. incorporated by reference as exhibit EX-99.B3.a. from Registered Separate Account’s Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.

2.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99.B3.b. from Registered Separate Account’s Post Effective Amendment No. 21 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on October 21, 2010.

3.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public, is incorporated by reference as exhibit EX-27(C)3. from Post-Effective Amendment No. 58 to Registered Separate Account’s Form N-4 (File Nos. 333-1143195 and 811-05716), electronically filed on April 26, 2024.

(d)	1.
Individual Variable Annuity "Base" Contract-L40529-NY01 incorporated by reference as exhibit EX-99.B4.a. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

2.
Individual Variable Annuity "Bonus" Contract-L40530-NY01 incorporated by reference as exhibit EX-99.B4.b. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

3.
Schedule Pages (1 thru 33) incorporated by reference as exhibit EX-99.B4.c. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007. (This benefit was never launched so these schedule pages were not used.)

4.
Schedule Pages S40747 to S40796-NY incorporated by reference as exhibit EX-99.B4.d. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

5.
Schedule Pages-S40778-02-NY to S40805-DP-NY incorporated by reference as exhibit EX-99.B4.e. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

6.
Schedule Page-S20325 MAV DB incorporated by reference as exhibit EX-99.B4.f. from Registered Separate Account’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

7.
Schedule Pages Investment Plus- S40828-NY, S40829-NY, S40830 incorporated by reference as exhibit EX-99.B4.g. from Registered Separate Account’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010. (This benefit was never launched so these schedule pages were not used.)

8.
Asset Allocation Rider-S40741-NY incorporated by reference as exhibit EX-99.B4.d. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

9.
Asset Allocation Rider-S40741-02-NY and S40766-02-NYincorporated by reference as exhibit EX-99.B4.g. from Registered Separate Account’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

10.
Asset Allocation Rider- S40766-03-NY and Investment Options-S40789-03-NY for Investment Protector incorporated by reference as exhibit EX-99.B4.h. from Registered Separate Account’s Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on June 7, 2012.

11.
Lifetime Plus Benefit Rider-S40742-NY incorporated by reference as exhibit EX-99.B4.e. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

12.
Lifetime Plus Benefit Rider (revised)-S40742-NY02 incorporated by reference as exhibit EX-99.B4.g. from Registered Separate Account’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

13.
Lifetime Plus 8 Benefit Rider-S40795-NY incorporated by reference as exhibit EX-99.B4.h. from Registered Separate Account’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

14.
Target Date Retirement Benefit Rider-S40762-NY incorporated by reference as exhibit EX-99.B4.i. from Registered Separate Account’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

15.
Target Date Asset Allocation Rider-S40766-NY incorporated by reference as exhibit EX-99.B4.j. from Registered Separate Account’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

16.
Income Protector (08.09) Rider-S40799-NY incorporated by reference as exhibit EX-99.B4.m. from Registered Separate Account’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

17.
Investment Protector (08.09) Rider-S40801-NY incorporated by reference as exhibit EX-99.B4.n. from Registered Separate Account’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

18.
Investment Plus Rider S40827-NY incorporated by reference as exhibit EX-99.B4.q. from Registered Separate Account’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

19.
Quarterly Value Death Benefit Rider-S40743-01-NY incorporated by reference as exhibit EX-99.B4.g. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

20.
Quarterly Value Death Benefit Rider-S40743-02-NY incorporated by reference as exhibit EX-99.B4.p. from Registered Separate Account’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

21.
Maximum Anniversary Death Benefit Rider-S20326-NY incorporated by reference as exhibit EX-99.B4.r. from Registered Separate Account’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

22.
Inherited IRA/Roth IRA Endorsement - S40714-NY incorporated by reference as exhibit EX-99.B4.j. from Registered Separate Account’s Post Effective Amendment No. 23 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 27, 2005.

23.
Roth IRA Endorsement - P20041 incorporated by reference as exhibit EX-99.B4.k. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

24.
IRA Endorsement - P30012-NY incorporated by reference as exhibit EX-99.B4.i. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

25.
Unisex Endorsement(S20146) incorporated by reference as exhibit EX-99.B4.l. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

26.
403(b) Endorsement - P30014 incorporated by reference as exhibit EX-99.B4.j. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

27.
Waiver of Withdrawal Charge rider-S40749-NY, incorporated by reference as exhibit EX‑99.B4.e. from Registered Separate Account's initial filing on Form N-4 (File Nos. 333-213128 and 811-05716), electronically filed on August 15, 2016.

(e)	1.
Application for Ind. Var. Annuity Contract-F40461-NY incorporated by reference as exhibit EX-99.5. from Registered Separate Account’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

	2.
Application for Ind. Var. Annuity Contract-F70033 incorporated by reference as exhibit EX-99.B5.b. from Registered Separate Account’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

	3.
Application for Ind. Var. Annuity Contract-F70034-NY incorporated by reference as exhibit EX-99.B5.c. from Registered Separate Account’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

	4.
Application for Ind. Var. Annuity Contract-F70034-NY incorporated by reference as exhibit EX-99.B5.d. from Registered Separate Account’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

	5.
Application for Ind. Var. Annuity Contract-F60000-NY incorporated by reference as exhibit EX-99.B5.e. from Registered Separate Account’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

(f)	1.
The Restated Articles of Incorporation of the Company (as amended March 17, 2011) incorporated by reference as exhibit EX-99.B6.(i). from Registered Separate Account’s N-4 filing (File Nos. 333-192949 and 811-05716) electronically filed on December 19, 2013.

	2.
The Restated Bylaws of the Company (effective March 9, 2011) incorporated by reference as exhibit EX-99.B6.(iii). from Registered Separate Account’s N-4 filing (File Nos. 333-192949 and 811-05716) electronically filed on December 19, 2013.

(g)	Not Applicable
(h)	1.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of New York, and Allianz Life Financial Services, LLC, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.c. from Registered Separate Account’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	2.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Registered Separate Account’s Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

	3.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.f. from Registered Separate Account’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	4.	-
Amendment to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 9/1/2015 incorporated by reference as exhibit EX-99.B8.f. from Registered Separate Account’s Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

	5.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Registered Separate Account’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

	6.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.h. from Registered Separate Account’s Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

	7.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.n. from Registered Separate Account’s Post Effective Amendment No. 23 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 27, 2005.

8.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.j. from Registered Separate Account’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

9.	-
Amendment  to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Registered Separate Account’s Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 28, 2014.

10.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC., dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.l. from Registered Separate Account’s Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

11.
Participation Agreement between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.t. from Pre-Effective Amendment No. 1 to Registered Separate Account’s Form N-4 (File Nos. 333-180722 and 811-05716) electronically filed on July 27, 2012.

12.	-
Amendment to Participation Agreement between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated July 1, 2012 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 4 to Registered Separate Account’s Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

13.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.o. from Registered Separate Account’s Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

14.
Participation Agreement between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 4 to Registered Separate Account’s Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

15.	-
Fund/SERV and Networking Supplement to Participation Agreement between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.af. from Post-Effective Amendment No. 4 to Registered Separate Account’s Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

16.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.r. from Registered Separate Account’s Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

17.
Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Registered Separate Account’s Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

18.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Registered Separate Account’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

	19.	-
Amendment dated May 1, 2011 to the Participation Agreement dated December 1, 1999, between Allianz Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 2 to Registered Separate Account's Form N-4 (File Nos. 333-171428 and 811-05716), electronically filed on October 18, 2011.

	20.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of of New York, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Registered Separate Account’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	21.	-
Amendment dated September 17, 2012 to Participation Agreement between Allianz Life Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 34 to Registered Separate Account’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 4, 2013.

	22.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, PIMCO Equity Series VIT, PIMCO Investments LLC (formerly Allianz Global Investors Distributors LLC, dated October 15, 2015, incorporated by reference as exhibit EX-99.B8.y. from Registered Separate Account’s Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

23.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.t. from Registered Separate Account’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	24.	-
Amendment dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.u. from Registered Separate Account’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	25.	-
Amendment  dated September 17, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 34 to Registered Separate Account’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 4, 2013.

26.
Amended and Restated Participation Agreement dated, November 1, 2015, between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC incorporated by reference as Exhibit (e)(3) from Post-Effective Amendment No. 53, to Investment Company’s Form N-1A (File Nos. 333-83423 and 811-9491) filed on February 12, 2016.

27.
Amended and Restated Participation Agreement, dated November 1, 2015, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC incorporated by reference as Exhibit (e)(3) to Investment Company’s Post-Effective Amendment No. 28, to Registrant’s Form N-1A (File Nos. 333-119867 and 811-21624) filed on April 18, 2016.

(i)	1.
Adminstrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.d. from Registered Separate Account’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

2.
Administrative Services Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registered Separate Account’s Post Effective Amendment No. 23 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 27, 2005.

	3.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated 8/8/2008 incorporated by reference as exhibit EX-99.B8.h. from Registered Separate Account’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	4.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Registered Separate Account's Post Effective Amendment No. 3 to Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on August 21, 2012.

	5.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of New York, dated August 16, 2022,  incorporated by reference as 27(i)(5) from Post-Effective Amendment No. 24 to Registered Separate Account’s Form N-4 (File Nos.333-182990 and 811-05716, electronically filed April 27, 2023.

6.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of New York dated June 17, 2010 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Registered Separate Account’s Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on June 7, 2012.

	7.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Registered Separate Account’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

8.
Master Professional Services Agreement effective January 1, 2020 between Allianz Life Insurance Company of North America and Tata Consultancy Services Limited, incorporated by reference as exhibit 27(i)(1). from Post-Effective Amendment No. 23 to Registered Separate Account's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 15, 2022.

9.
BPO Service Description and Statement of Work of the Master Professional Serives Agreement between Allianz Life Insurance Company of North America and Tata Consultancy Services Limited effective January 1, 2020, incorporated by reference as exhibit 27(i)(2). from Post-Effective Amendment No. 23 to Registered Separate Account's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 15, 2022.

10.
Attachment 2-F to BPO Schedule 2 of the BPO Service Description and Statement of Work of the Master Professional Serives Agreement between Allianz Life Insurance Company of North America and Tata Consultancy Services Limited effective January 1, 2020, incorporated by reference as exhibit 27(i)(3). from Post-Effective Amendment No. 23 to Registered Separate Account's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 15, 2022.

11.
Service Agreement effective July 1, 2010, between Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York is incorporated by reference as exhibit 27(i)1 from Post-Effective Amendment No. 17 to Registered Separate Account’s Form N-4 (File No. 333-192949), electronically filed on April 17, 2024.

12.
Amended and Restated Service Agreement for Subcontracted Services effective January 1, 2023, between Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York is incorporated by reference as exhibit 27(i)2 from Post-Effective Amendment No. 17 to Registered Separate Account’s Form N-4 (File No. 333-192949), electronically filed on April 17, 2024.

13.
Service Agreement between Allianz Life Insurance Company of New York, JPMorgan Investment Advisers Inc., and JPMorgan Investment Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.u. from Pre-Effective Amendment No. 1 to Registered Separate Account’s Form N-4 (File Nos. 333-180722 and 811-05716) electronically filed on July 27, 2012.

(j)	1.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Registered Separate Account’s Post Effective Amendment No. 28 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 24, 2008.

2.
22c-2 Agreement-BlackRock Distributors, Inc. dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.b. from Registered Separate Account’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

(k)*	Opinion and Consent of Counsel
(l)*	Consent of Independent Registered Public Accounting Firm
(m)	Not Applicable
(n)	Not Applicable
(o)	Not Applicable
(p)	1.
Powers of Attorney, dated January 4, 2024, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No. 17 to Registered Separate Account’s Form N-4 (File Nos. 333-192949 and 811-05716) electronically filled on April 17, 2024.

	2.*	Power of Attorney, dated April 21, 2025, as signed by Director Benjamin D. Bodner
(q)	Not Applicable
(r)	Not Applicable
*		Filed herewith
**		To be filed by amendment

ITEM 28. DIRECTORS AND OFFICERS OF INSURANCE COMPANY

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Insurance Company:

Name and Principal Business Address	Positions and Offices with Insurance Company
Jasmine M. Jirele	Director, Board Chair and Chief Executive Officer
William E. Gaumond	Director, Chief Financial Officer and Treasurer
Walter R. White	Director
Udo Frank	Director
Eric J. Thomes	Director and President
Howard E. Woolley	Director
Luca Gallo	Chief Operating Officer
Adam Brown	Chief Actuary
Gretchen Cepek	Chief Legal Officer and Secretary
Matthew C. Dian	Vice President, Chief Ethics and Compliance Officer and Consumer Affairs Officer
Jean-Roch P.F. Sibille	Chief Investment Officer
Rebecca A. Wysocki	Senior Vice President, Controller and Assistant Treasurer
Benjamin D. Bodner	Director
Kevin E. Walker	Director
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR THE REGISTERED SEPARATE ACCOUNT
The Insurance Company organizational chart, dated December 31, 2025, is incorporated by reference as exhibit EX-29 from Post-Effective Amendment No. 27 to Registered Separate Account’s Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 22, 2026.

ITEM 30. INDEMNIFICATION
Indemnification provision, as required by the ’33 Act, Rule 484
The Bylaws of the Insurance Company, as restated March 9, 2011, provide:
ARTICLE X – INDEMNIFICATION OF OFFICERS, DIRECTORS AND EMPLOYEES
To the fullest extent allowed under New York law, the Company shall indemnify officers, directors and employees of the Company. No director shall be personally liable to the Company or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to adoption of these Restated Bylaws by the shareholders of the Company.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Insurance Company pursuant to the foregoing provisions, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Insurance Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS
(a)	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the following Investment Companies other than Allianz Life of NY Variable Account C:
Allianz Life Variable Account A
Allianz Life Variable Account B
Allianz Funds
(b)	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Corey J. Walther	Governor and President
Eric J. Thomes	Governor, Chief Executive Officer, and Chief Manager
William E. Gaumond	Governor
Daniel R. Eberhard	Chief Financial Officer and Treasurer
John C. Helmen	Assistant Vice President, Distribution National Accounts
Matthew C. Dian	Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary

(c)	For the period 1-1-2025 to 12-31-2025
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$74,680,263.51	$0	$0	$0
The $74,680,263.51 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 31A. INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT
Not Applicable
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
Incorporated by reference as Item B3 on form N-CEN, filed by the Registered Separate Account on March 11, 2026.
ITEM 33. MANAGEMENT SERVICES
Not Applicable
ITEM 34. FEE REPRESENTATION AND UNDERTAKINGS
Allianz Life Insurance Company of New York ("Insurance Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.
The Company also hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registered Separate Account certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 27th day of April, 2026.
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C (Registered Separate Account)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
Chief Executive Officer

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (Insurance Company)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jasmine M. Jirele*	Director, Board Chair and Chief Executive Officer (principal executive officer)	April 27, 2026
Jasmine M. Jirele

/s/ William E. Gaumond*	Director, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	April 27, 2026
William E. Gaumond

/s/ Benjamin D. Bodner**	Director	April 27, 2026
Benjamin D. Bodner

/s/ Udo Frank*	Director	April 27, 2026
Udo Frank

/s/ Howard E. Woolley*	Director	April 27, 2026
Howard E. Woolley

/s/ Kevin E. Walker*	Director	April 27, 2026
Kevin E. Walker

/s/ Walter R. White*	Director	April 27, 2026
Walter R. White

/s/ Eric Thomes*	Director	April 27, 2026
Eric Thomes

*By Power of Attorney, dated January 2024, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No.17 to Registered Separate Account’s Form N-4 (File Nos. 333-192949 and 811-05618) electronically filed on April 17, 2024.
**By Power of Attorney, dated April 21, 2025, as signed by Director Benjamin D. Bodner, filed herewith
*By:	/s/ Doug Hodgson
Doug Hodgson
Senior Counsel, Associate General Counsel Pursuant to Power of Attorney
File Nos. 333-143195; 811-05716

EXHIBITS TO
POST-EFFECTIVE AMENDMENT NO. 60
TO
FORM N-4
(FILE NOS. 333-143195 AND 811-05716)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
INDEX TO EXHIBITS
27(k)	Opinion and Consent of Counsel
27(l)	Consent of Independent Registered Public Accounting Firm
27(p)(2)	Power of Attorney